Shares of funds within the LSA Variable Series Trust are not deposits or other obligations of any financial institution, are not guaranteed by any financial institution, are not insured by the FDIC or any agency, and involve investment risks, including the possible loss of the principal amount invested.

This Semi-Annual Report is submitted for the general information of the shareholders of the funds within the LSA Variable Series Trust ("LSA Funds"). It is not authorized for distribution to prospective investors unless proceeded or accompanied by an effective prospectus which contains additional information on how to purchase shares of the LSA Funds, as well as information about management fees and other expenses. An investor should read the prospectus carefully before investing or sending money.

LSA VARIABLE SERIES TRUST
PRESIDENT'S LETTER

August 14, 2002

Dear Shareholder:

We are pleased to present you the LSA Variable Series Trust (the "Trust") Semi-Annual Report for the period ending June 30, 2002.

During the past six months, the financial markets were quite volatile. After a 0.3% return in the first quarter of 2002, the S&P 500 Stock Index declined nearly 10% in the second quarter, returning to its September 2001 lows. Small and mid-sized company value stocks, like those owned by the LSA Mid Cap Value Fund, performed better than the market while large company growth stocks, like those owned by the LSA Capital Appreciation Fund, performed worse than the market as a whole.

During these periods of market volatility, it is more important than ever to remain focused on your long-term investment goals. When you stay invested through the inevitable up and down cycles of the financial markets, you can reduce your vulnerability to any single decline.

It is also very important to remain diversified. Your variable insurance contract provides a number of different investment choices. By dividing your money among them, you can help limit the impact a decline in any one style of investing may have on your overall portfolio. Your financial professional can help you design an investment portfolio that meets your individual risk tolerance, goals and time horizon.

If you have questions on any of the LSA Funds, ask your investment professional. Your investment professional knows your individual circumstances best and can help you create a diversified portfolio that is right for your needs.

Sincerely,

/s/ John Hunter

JOHN R. HUNTER
PRESIDENT
LSA Variable Series Trust

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        COMMON STOCKS - 96.6%
        ADVERTISING - 0.4%
2,800   Doubleclick, Inc.* .....................  $   20,776
                                                  ----------
        AIRLINES - 0.1%
1,600   Atlas Air Worldwide Holdings, Inc.* ....       5,920
                                                  ----------
        APPAREL RETAILERS - 5.3%
1,000   bebe stores, Inc.* .....................      20,290
  900   Chico's FAS, Inc.* .....................      32,688
1,150   Christopher & Banks Corp.* .............      48,645
1,950   HOT Topic, Inc.* .......................      52,084
  500   Pacific Sunwear of California, Inc.* ...      11,085
4,350   Too, Inc.* .............................     133,980
                                                  ----------
                                                     298,772
                                                  ----------
        BANKING - 3.3%
2,750   Boston Private Financial Holdings,            68,035
          Inc. .................................
2,800   Financial Federal Corp.* ...............      92,680
2,100   Net.B@nk, Inc.* ........................      24,465
                                                  ----------
                                                     185,180
                                                  ----------
        BEVERAGES, FOOD & TOBACCO - 0.7%
2,000   Peet's Coffee & Tea, Inc.* .............      36,820
                                                  ----------
        CHEMICALS - 0.5%
2,650   Applied Films Corp.* ...................      29,574
                                                  ----------
        COMMERCIAL SERVICES - 13.8%
3,450   AMN Healthcare Services, Inc.* .........     120,784
  500   Bright Horizons Family Solutions,             16,555
          Inc.* ................................
3,350   Coinstar, Inc.* ........................      81,907
5,450   Exact Sciences Corp.* ..................      87,036
3,800   FreeMarkets, Inc.* .....................      53,694
1,650   FTI Consulting, Inc.* ..................      57,766
1,750   Global Payments, Inc. ..................      52,062
  100   Hewitt Associates, Inc. - Class A* .....       2,330
   50   Medical Staffing Network Holdings,             1,225
          Inc.* ................................
6,300   Overture Services, Inc.* ...............     157,374
2,200   Pharmaceutical Product Development,           57,948
          Inc.* ................................
2,550   Resources Connection, Inc.* ............      68,824
1,100   Sylvan Learning Systems, Inc.* .........      21,934
                                                  ----------
                                                     779,439
                                                  ----------
        COMMUNICATIONS - 1.0%
2,800   Metro One Telecommunications* ..........      39,088
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMUNICATIONS (CONTINUED)
1,400   Powerwave Technologies, Inc.* ..........  $   12,824
  650   Spectralink Corp.* .....................       6,916
                                                  ----------
                                                      58,828
                                                  ----------
        COMPUTER INTEGRATED SYSTEMS DESIGN - 1.2%
7,950   LookSmart Ltd.* ........................      15,582
1,250   Tier Technologies, Inc. - Class B* .....      22,275
1,250   Websense, Inc.* ........................      31,962
                                                  ----------
                                                      69,819
                                                  ----------
        COMPUTER PROGRAMMING SERVICES - 1.0%
1,050   Business Objects SA - ADR* .............      29,505
3,400   Netegrity, Inc.* .......................      20,944
1,500   RealNetworks, Inc.* ....................       6,105
                                                  ----------
                                                      56,554
                                                  ----------
        COMPUTER RELATED SERVICES - 1.0%
2,450   Ixia* ..................................      14,259
  100   NetFlix.com, Inc.* .....................       1,399
1,450   Secure Computing Corp.* ................      10,947
1,750   WebEx Communications, Inc.* ............      27,825
                                                  ----------
                                                      54,430
                                                  ----------
        COMPUTER SOFTWARE & PROCESSING - 3.2%
7,900   Agile Software Corp.* ..................      57,433
5,100   CNET Networks, Inc.* ...................      10,149
1,750   Embarcadero Technologies, Inc.* ........      10,815
3,500   Pegasystems, Inc.* .....................      31,566
6,100   Pinnacle Systems, Inc.* ................      67,033
  100   SRA International, Inc. - Class A* .....       2,698
                                                  ----------
                                                     179,694
                                                  ----------
        COMPUTERS & INFORMATION - 0.4%
  700   Emulex Corp.* ..........................      15,757
1,400   Western Digital Corp.* .................       4,550
                                                  ----------
                                                      20,307
                                                  ----------
        DATA PROCESSING AND PREPARATION - 0.8%
1,100   Intercept Group, Inc.* .................      22,792
  200   Intrado, Inc.* .........................       3,872
2,850   WebMD Corp.* ...........................      16,045
                                                  ----------
                                                      42,709
                                                  ----------
        ELECTRONICS - 12.6%
  500   ATMI, Inc.* ............................      11,185
2,250   August Technology Corp.* ...............      22,252
2,150   AXT, Inc.* .............................      17,157

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMON STOCKS (CONTINUED)
        ELECTRONICS (CONTINUED)
4,900   Cree, Inc.* ............................  $   64,827
1,700   Cymer, Inc.* ...........................      59,568
1,850   DDI Corp.* .............................       1,848
1,750   Exar Corp.* ............................      34,510
1,950   Helix Technology Corp. .................      40,170
1,300   Marvell Technology Group Ltd.* .........      25,857
2,750   Merix Corp.* ...........................      23,595
  900   MKS Instruments, Inc.* .................      18,063
  700   OmniVision Technologies, Inc.* .........      10,045
4,500   PLX Technology, Inc.* ..................      19,125
5,500   Power Integrations, Inc.* ..............      98,444
3,600   Power-One, Inc.* .......................      22,392
8,000   Silicon Image, Inc.* ...................      48,960
2,900   Silicon Laboratories, Inc.* ............      78,474
2,250   Sipex Corp.* ...........................      11,000
3,300   Sirenza Microdevices, Inc.* ............       6,666
6,050   Xicor, Inc.* ...........................      24,442
3,000   Zoran Corp.* ...........................      68,730
                                                  ----------
                                                     707,310
                                                  ----------
        ENTERTAINMENT & LEISURE - 1.2%
  500   Argosy Gaming Co.* .....................      14,200
1,500   Multimedia Games, Inc.* ................      32,715
1,300   Penn National Gaming, Inc.* ............      23,595
                                                  ----------
                                                      70,510
                                                  ----------
        FINANCIAL SERVICES - 0.6%
  850   Investment Technology Group, Inc.* .....      27,795
  300   Waddell & Reed Financial, Inc. -               6,876
          Class A ..............................
                                                  ----------
                                                      34,671
                                                  ----------
        FOOD RETAILERS - 0.1%
  200   Panera Bread Co. - Class A* ............       6,950
                                                  ----------
        FOREST PRODUCTS & PAPER - 0.7%
1,450   School Specialty, Inc.* ................      38,512
                                                  ----------
        HEALTH CARE PROVIDERS - 11.5%
  550   Accredo Health, Inc.* ..................      25,377
1,050   AmeriPath, Inc.* .......................      25,200
1,000   Amsurg Corp.* ..........................      26,260
1,750   Covance, Inc.* .........................      32,812
  450   Cross Country, Inc.* ...................      17,010
1,167   Dianon Systems, Inc.* ..................      62,341
  250   Inveresk Research Group, Inc.* .........       3,253
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        HEALTH CARE PROVIDERS (CONTINUED)
2,400   LifePoint Hospital, Inc.* ..............  $   87,144
6,450   Sunrise Assisted Living, Inc.* .........     172,860
4,150   U.S. Physical Therapy, Inc.* ...........      84,287
3,650   United Surgical Partners International,      113,077
          Inc.* ................................
                                                  ----------
                                                     649,621
                                                  ----------
        HEAVY MACHINERY - 0.4%
1,400   Entegris, Inc.* ........................      20,440
                                                  ----------
        INFORMATION RETRIEVAL SERVICES - 1.3%
1,500   CoStar Group, Inc.* ....................      30,795
2,550   Digital Insight Corp.* .................      41,948
                                                  ----------
                                                      72,743
                                                  ----------
        INSURANCE - 0.6%
  900   AmerUs Group Co. .......................      33,390
                                                  ----------
        LODGING - 1.8%
1,650   Four Seasons Hotels, Inc. ..............      77,385
1,350   Station Casinos, Inc.* .................      24,098
                                                  ----------
                                                     101,483
                                                  ----------
        MEDIA - BROADCASTING & PUBLISHING - 4.7%
3,650   Allegiance Telecom, Inc.* ..............       6,680
2,000   COX Radio, Inc. - Class A* .............      48,200
1,100   Entercom Communications Corp.* .........      50,490
2,200   Entravision Communications Corp. -            26,950
          Class A* .............................
1,150   Hispanic Broadcasting Corp.* ...........      30,015
2,350   Information Holdings, Inc.* ............      57,340
1,300   Radio One, Inc. - Class A* .............      19,331
1,750   Radio One, Inc. - Class D* .............      26,023
                                                  ----------
                                                     265,029
                                                  ----------
        MEDICAL SUPPLIES - 7.2%
3,350   American Medical Systems Holdings,            67,201
          Inc.* ................................
  850   Cholestech Corp.* ......................       8,968
1,200   Integra LifeSciences Holdings Corp.* ...      26,100
1,950   Interpore International* ...............      18,857
  650   Kopin Corp.* ...........................       4,290
1,250   LTX Corp.* .............................      17,850
3,000   Med-Design Corp.* ......................      38,820
2,900   Oakley, Inc.* ..........................      50,460
  200   Orthofix International NV* .............       7,030
3,000   Photon Dynamics, Inc.* .................      90,000

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMON STOCKS (CONTINUED)
        MEDICAL SUPPLIES (CONTINUED)
  900   Therasense, Inc.* ......................  $   16,623
6,800   Thoratec Corp.* ........................      61,132
                                                  ----------
                                                     407,331
                                                  ----------
        METALS - 0.1%
  500   Steel Dynamics, Inc.* ..................       8,235
                                                  ----------
        OIL & GAS - 0.3%
1,950   Ultra Petroleum Corp.* .................      14,801
                                                  ----------
        PHARMACEUTICALS - 6.7%
2,450   Abgenix, Inc.* .........................      24,010
2,900   Axcan Pharma, Inc.* ....................      43,326
1,550   K-V Pharmaceutical Co. - Class A* ......      41,850
1,600   Martek Biosciences Corp.* ..............      33,472
1,800   Medarex, Inc.* .........................      13,356
1,900   Medicis Pharmaceutical Corp. -                81,244
          Class A* .............................
  700   Noven Pharmaceuticals, Inc.* ...........      17,850
1,150   Priority Healthcare Corp. - Class B* ..       27,025
1,500   Protein Design Labs, Inc.* .............      16,290
2,300   Sangstat Medical Corp.* ................      52,854
  950   Taro Pharmaceuticals Industries               23,294
          Ltd.* ................................
                                                  ----------
                                                     374,571
                                                  ----------
        PREPACKAGED SOFTWARE - 6.5%
5,750   Actuate Corp.* .........................      25,875
  200   Altiris, Inc.* .........................       1,038
3,750   Chordiant Software, Inc.* ..............       7,313
1,150   HPL Technologies, Inc.* ................      17,319
5,750   Informatica Corp.* .....................      40,768
3,550   Lawson Software, Inc.* .................      20,484
  650   Magma Design Automation, Inc.* .........      10,920
5,850   MatrixOne, Inc.* .......................      35,159
2,400   NETIQ Corp.* ...........................      54,312
  150   Network Associates, Inc.* ..............       2,891
1,550   Quest Software, Inc.* ..................      22,522
2,350   Retek, Inc.* ...........................      57,105
  600   THQ, Inc.* .............................      17,892
5,150   Webmethods, Inc.* ......................      50,985
                                                  ----------
                                                     364,583
                                                  ----------
        RADIO TELEPHONE COMMUNICATIONS - 0.0%
  850   Novatel Wireless, Inc.* ................         281
                                                  ----------
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        RESTAURANTS - 2.7%
7,700   CKE Restaurants, Inc.* .................  $   87,626
1,250   P.F. Chang's China Bistro, Inc.* .......      39,275
2,700   Rubio's Restaurants, Inc.* .............      24,114
                                                  ----------
                                                     151,015
                                                  ----------
        RETAILERS - 1.9%
2,300   1-800-FLOWERS.COM, Inc. - Class A* .....      25,668
4,350   Alloy, Inc.* ...........................      62,814
2,200   GSI Commerce, Inc.* ....................      16,390
                                                  ----------
                                                     104,872
                                                  ----------
        TELEGRAPH & OTHER COMMUNICATIONS - 0.1%
6,800   Lantronix, Inc.* .......................       5,780
                                                  ----------
        TELEPHONE SYSTEMS - 0.9%
2,350   West Corp.* ............................      51,841
                                                  ----------
        TEXTILES, CLOTHING & FABRICS - 0.7%
  700   Coach, Inc.* ...........................      38,430
                                                  ----------
        TRANSPORTATION - 1.3%
  500   Expedia, Inc. - Class A* ...............      29,645
1,400   Forward Air Corp.* .....................      45,892
                                                  ----------
                                                      75,537
                                                  ----------
        TOTAL COMMON STOCKS
          (Cost $6,364,953) ....................  $5,436,758
                                                  ----------
        RIGHTS AND WARRANTS - 0.2%
        TRANSPORTATION - 0.2%
  499   Expedia Inc. - Warrants, Expires 2/04/09  $   14,476
          (Cost $5,150) ........................
                                                  ----------

        TOTAL INVESTMENTS - 96.8%
          (Cost $6,370,103) ....................   5,451,234
        Other Assets and Liabilities
          (net) - 3.2% .........................     177,881
                                                  ----------
        TOTAL NET ASSETS - 100.0% ..............  $5,629,115
                                                  ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        COMMON STOCKS - 92.0%
        AEROSPACE & DEFENSE - 0.8%
  180   General Dynamics Corp. .................  $   19,143
                                                  ----------
        APPAREL RETAILERS - 1.5%
  660   Abercrombie & Fitch Co. - Class A* .....      15,919
  540   Ross Stores, Inc. ......................      22,005
                                                  ----------
                                                      37,924
                                                  ----------
        AUTOMOTIVE - 1.0%
  220   SPX Corp.* .............................      25,850
                                                  ----------
        BANKING - 5.3%
  450   Commerce Bancorp, Inc. .................      19,890
  330   Compass Bancshares, Inc. ...............      11,088
  400   Investors Financial Services Corp. .....      13,416
  710   North Fork Bancorporation ..............      28,265
  330   Regions Financial Corp. ................      11,599
  530   Roslyn Bancorp, Inc. ...................      11,570
  360   TCF Financial Corp. ....................      17,676
  535   Union Planters Corp. ...................      17,318
                                                  ----------
                                                     130,822
                                                  ----------
        BEVERAGES, FOOD & TOBACCO - 2.8%
  710   Constellation Brands, Inc.* ............      22,720
  170   Coors (Adolph) Co. - Class B ...........      10,591
  890   McCormick & Co., Inc. ..................      22,917
  450   Pepsi Bottling Group, Inc. .............      13,860
                                                  ----------
                                                      70,088
                                                  ----------
        BUILDING MATERIALS - 0.8%
  500   Fastenal Co. ...........................      19,255
                                                  ----------
        COMMERCIAL SERVICES - 7.3%
  250   Cephalon, Inc.* ........................      11,300
  370   Dun & Bradstreet Corp.* ................      12,228
  540   eBay, Inc.* ............................      33,275
  330   Jacobs Engineering Group, Inc.* ........      11,477
  540   Manpower, Inc. .........................      19,845
1,790   Millennium Pharmaceuticals* ............      21,748
  540   Quest Diagnostics, Inc.* ...............      46,467
  410   Ryder System, Inc. .....................      11,107
  330   Valassis Communications, Inc.* .........      12,045
                                                  ----------
                                                     179,492
                                                  ----------
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMUNICATIONS - 1.7%
  500   L-3 Communications Holdings, Inc.* .....  $   27,000
1,100   Motorola, Inc. .........................      15,862
                                                  ----------
                                                      42,862
                                                  ----------
        COMPUTER INTEGRATED SYSTEMS DESIGN - 2.2%
  890   Cadence Design Systems, Inc.* ..........      14,347
  300   JDA Software Group, Inc.* ..............       8,478
  410   Reynolds & Reynolds Co. - Class A ......      11,459
  360   Synopsys, Inc.* ........................      19,732
                                                  ----------
                                                      54,016
                                                  ----------
        COMPUTER RELATED SERVICES - 0.7%
  710   GTECH Holdings Corp.* ..................      18,133
                                                  ----------
        COMPUTERS & INFORMATION - 2.4%
  540   CDW Computer Centers, Inc.* ............      25,277
  370   Diebold, Inc. ..........................      13,779
  890   Emulex Corp.* ..........................      20,034
                                                  ----------
                                                      59,090
                                                  ----------
        COSMETICS & PERSONAL CARE - 0.5%
  580   Dial Corp. .............................      11,612
                                                  ----------
        DATA PROCESSING AND PREPARATION - 3.0%
  710   Affiliated Computer Services, Inc. -          33,711
          Class A* .............................
  800   Bisys Group, Inc.* .....................      26,640
  360   Certegy, Inc.* .........................      13,360
                                                  ----------
                                                      73,711
                                                  ----------
        ELECTRONICS - 5.4%
  800   Cypress Semiconductor Corp.* ...........      12,144
  540   Fairchild Semiconductor Corp. -               13,122
          Class A* .............................
  710   Integrated Device Technology, Inc.* ....      12,879
  410   Intersil Holding Corp.* ................       8,766
  360   Marvell Technology Group Ltd.* .........       7,160
  580   Micrel, Inc.* ..........................       8,340
  540   Novellus Systems, Inc.* ................      18,360
  360   QLogic Corp.* ..........................      13,716
  450   Semtech Corp.* .........................      12,015
  710   Xilinx, Inc.* ..........................      15,925
  490   Zoran Corp.* ...........................      11,226
                                                  ----------
                                                     133,653
                                                  ----------
        ENTERTAINMENT & LEISURE - 1.9%
  410   Brunswick Corp. ........................      11,480
  550   Mattel, Inc. ...........................      11,594

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMON STOCKS (CONTINUED)
        ENTERTAINMENT & LEISURE (CONTINUED)
  180   Polaris Industries, Inc. ...............  $   11,700
  370   Westwood One, Inc.* ....................      12,365
                                                  ----------
                                                      47,139
                                                  ----------
        FINANCIAL SERVICES - 1.7%
  360   Eaton Vance Corp. ......................      11,232
  450   Legg Mason, Inc. .......................      22,203
  250   Neuberger Berman, Inc. .................       9,150
                                                  ----------
                                                      42,585
                                                  ----------
        FOOD RETAILERS - 0.5%
  250   Whole Foods Market, Inc.* ..............      12,055
                                                  ----------
        FOREST PRODUCTS & PAPER - 0.7%
  710   Pactiv Corp.* ..........................      16,898
                                                  ----------
        HEALTH CARE PROVIDERS - 6.5%
  360   Accredo Health, Inc.* ..................      16,610
  510   AdvancePCS* ............................      12,209
  360   Express Scripts, Inc.* .................      18,040
  640   First Health Group Corp.* ..............      17,946
  710   Lincare Holdings, Inc.* ................      22,933
  360   Tenet Healthcare Corp.* ................      25,758
  260   Triad Hospitals, Inc.* .................      11,019
  180   UnitedHealth Group, Inc. ...............      16,479
  390   Universal Health Services - Class B* ..       19,110
                                                  ----------
                                                     160,104
                                                  ----------
        HEAVY CONSTRUCTION - 0.7%
  270   Lennar Corp. ...........................      16,524
                                                  ----------
        HEAVY MACHINERY - 1.4%
  250   Donaldson Co., Inc. ....................       8,760
  330   Flowserve Corp.* .......................       9,834
  890   Lam Research Corp.* ....................      16,002
                                                  ----------
                                                      34,596
                                                  ----------
        HOME CONSTRUCTION, FURNISHINGS &
          APPLIANCES - 0.6%
  360   Maytag Corp. ...........................      15,354
                                                  ----------
        HOUSEHOLD PRODUCTS - 0.6%
  250   Fortune Brands, Inc. ...................      14,000
                                                  ----------
        INFORMATION RETRIEVAL SERVICES - 1.1%
  573   Choicepoint, Inc.* .....................      26,054
                                                  ----------
        INSURANCE - 3.4%
  340   Aetna, Inc. ............................      16,310
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        INSURANCE (CONTINUED)
  570   Arthur J. Gallagher & Co. ..............  $   19,751
  330   Mid Atlantic Medical Services, Inc.* ...      10,346
  540   Oxford Health Plans, Inc.* .............      25,088
  170   Wellpoint Health Networks* .............      13,228
                                                  ----------
                                                      84,723
                                                  ----------
        LODGING - 0.5%
  330   MGM Mirage, Inc.* ......................      11,138
                                                  ----------
        MEDIA - BROADCASTING & PUBLISHING - 2.6%
  820   Belo (A.H.) Corp. - Series A ...........      18,540
  300   Entercom Communications Corp.* .........      13,770
  495   Harte-Hanks, Inc. ......................      10,172
  410   New York Times Co. - Class A ...........      21,115
                                                  ----------
                                                      63,597
                                                  ----------
        MEDICAL SUPPLIES - 7.1%
  490   Apogent Technologies, Inc.* ............      10,079
  730   Boston Scientific Corp.* ...............      21,404
  540   DENTSPLY International, Inc. ...........      19,931
  360   Hillenbrand Industries, Inc. ...........      20,214
  360   KLA - Tencor Corp.* ....................      15,836
1,340   Microchip Technology, Inc.* ............      36,756
  450   Patterson Dental Co.* ..................      22,649
  180   St. Jude Medical, Inc.* ................      13,293
  340   Varian Medical Systems, Inc.* ..........      13,787
                                                  ----------
                                                     173,949
                                                  ----------
        METALS - 0.9%
  360   Nucor Corp. ............................      23,414
                                                  ----------
        OIL & GAS - 2.6%
  980   BJ Services Co.* .......................      33,202
  620   Ensco International, Inc. ..............      16,901
  450   Transocean Sedco Forex, Inc. ...........      14,018
                                                  ----------
                                                      64,121
                                                  ----------
        PHARMACEUTICALS - 3.6%
  180   AmerisourceBergen Corp. ................      13,680
  550   Genzyme Corp.* .........................      10,582
1,250   Gilead Sciences, Inc.* .................      41,100
  250   Henry Schein, Inc.* ....................      11,125
  420   Medimmune, Inc.* .......................      11,088
                                                  ----------
                                                      87,575
                                                  ----------
        PREPACKAGED SOFTWARE - 8.1%
  290   Activision, Inc.* ......................       8,427
  330   Adobe Systems, Inc. ....................       9,405

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMON STOCKS (CONTINUED)
        PREPACKAGED SOFTWARE (CONTINUED)
1,070   Brocade Communications System, Inc.* ...  $   18,704
  540   DST Systems, Inc.* .....................      24,683
  890   Electronic Arts, Inc.* .................      58,785
  360   Intuit, Inc.* ..........................      17,899
  660   Network Associates, Inc.* ..............      12,718
  710   Sungard Data Systems, Inc.* ............      18,801
  890   Symantec Corp.* ........................      29,237
                                                  ----------
                                                     198,659
                                                  ----------
        RESTAURANTS - 1.4%
  540   Brinker International, Inc.* ...........      17,145
  520   Outback Steakhouse, Inc.* ..............      18,252
                                                  ----------
                                                      35,397
                                                  ----------
        RETAILERS - 7.3%
  430   99 Cents Only Stores* ..................      11,030
1,100   Amazon.com, Inc.* ......................      17,875
  170   Autozone, Inc.* ........................      13,141
  550   Bed Bath & Beyond, Inc.* ...............      20,757
  360   BJ's Wholesale Club, Inc.* .............      13,860
  770   Dollar Tree Stores, Inc.* ..............      30,346
  330   Family Dollar Stores ...................      11,633
  450   Michaels Stores, Inc.* .................      17,550
  490   Pier 1 Imports, Inc. ...................      10,290
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
  660   Staples, Inc.* .........................      13,002
  710   Williams-Sonoma, Inc.* .................      21,769
                                                  ----------
                                                     181,253
                                                  ----------
        TELEGRAPH & OTHER COMMUNICATIONS - 0.4%
1,030   Extreme Networks, Inc.* ................  $   10,063
                                                  ----------
        TEXTILES, CLOTHING & FABRICS - 2.2%
  250   Coach, Inc.* ...........................      13,725
  330   Jones Apparel Group, Inc.* .............      12,375
  450   Mohawk Industries, Inc.* ...............      27,689
                                                  ----------
                                                      53,789
                                                  ----------
        TRANSPORTATION - 0.8%
  250   C.H. Robinson Worldwide, Inc. ..........       8,383
  360   Expeditors International Washington,          11,938
          Inc. .................................
                                                  ----------
                                                      20,321
                                                  ----------

        TOTAL INVESTMENTS - 92.0%
          (Cost $2,393,880) ....................   2,268,959
        Other Assets and Liabilities
          (net) - 8.0% .........................     197,919
                                                  ----------
        TOTAL NET ASSETS - 100.0% ..............  $2,466,878
                                                  ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
ADVISED BY: JANUS CAPITAL MANAGEMENT LLC
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS - 85.1%
         AUTOMOTIVE - 1.2%
    655  Harley-Davidson, Inc. ..................  $   33,582
                                                   ----------
         BANKING - 6.9%
  1,195  Capital One Financial Corp. ............      72,955
  1,225  Citigroup, Inc. ........................      47,469
    505  FNMA ...................................      37,244
  1,155  JP Morgan Chase & Co. ..................      39,178
                                                   ----------
                                                      196,846
                                                   ----------
         BUILDING MATERIALS - 4.1%
  3,185  Home Depot, Inc. .......................     116,985
                                                   ----------
         COMMERCIAL SERVICES - 6.0%
  2,415  Cendant Corp.* .........................      38,350
  2,145  eBay, Inc.* ............................     132,175
                                                   ----------
                                                      170,525
                                                   ----------
         COMPUTERS & INFORMATION - 5.5%
 11,315  Cisco Systems, Inc.* ...................     157,844
                                                   ----------
         COSMETICS & PERSONAL CARE - 1.8%
  1,060  Colgate-Palmolive Co. ..................      53,053
                                                   ----------
         ELECTRICAL EQUIPMENT - 0.5%
    275  Emerson Electric Co. ...................      14,715
                                                   ----------
         ELECTRONICS - 7.9%
  2,735  ASML Holding NV* .......................      41,353
  1,080  Celestica, Inc.* .......................      24,527
  1,850  Maxim Integrated Products* .............      70,910
  4,045  Xilinx, Inc.* ..........................      90,729
                                                   ----------
                                                      227,519
                                                   ----------
         ENTERTAINMENT & LEISURE - 3.8%
 10,780  Liberty Media Corp. - Class A* .........     107,800
                                                   ----------
         FINANCIAL SERVICES - 5.8%
     25  Berkshire Hathaway, Inc. - Class B* ....      55,850
  1,840  Merrill Lynch & Co. ....................      74,520
  3,255  Schwab (Charles) Corp. .................      36,456
                                                   ----------
                                                      166,826
                                                   ----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 1.2%
  1,140  General Electric Co. ...................      33,117
                                                   ----------
         HOUSEHOLD PRODUCTS - 2.0%
  1,645  Tiffany & Co. ..........................      57,904
                                                   ----------
         INFORMATION RETRIEVAL SERVICES - 0.9%
  1,840  AOL Time Warner, Inc.* .................      27,066
                                                   ----------
                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         INSURANCE - 2.5%
  1,185  Aflac, Inc. ............................  $   37,920
    345  Marsh & McLennan Cos., Inc. ............      33,327
                                                   ----------
                                                       71,247
                                                   ----------
         LODGING - 2.4%
  1,470  Mandalay Resort Group* .................      40,528
    805  MGM Mirage, Inc.* ......................      27,169
                                                   ----------
                                                       67,697
                                                   ----------
         MEDIA - BROADCASTING & PUBLISHING - 8.4%
  3,235  Clear Channel Communications* ..........     103,585
  3,085  Viacom, Inc. - Class B* ................     136,881
                                                   ----------
                                                      240,466
                                                   ----------
         MEDICAL SUPPLIES - 7.6%
    730  Allergan, Inc. .........................      48,728
  3,100  Medtronic, Inc. ........................     132,835
  1,550  Teradyne, Inc.* ........................      36,425
                                                   ----------
                                                      217,988
                                                   ----------
         PHARMACEUTICALS - 9.8%
  1,910  Amgen, Inc.* ...........................      79,991
    690  Forest Laboratories - Class A* .........      48,852
  1,235  Genentech, Inc.* .......................      41,373
  1,510  McKesson Corp. .........................      49,377
    540  Teva Pharmaceutical Industries Ltd. -         36,061
           ADR ..................................
    495  Wyeth ..................................      25,344
                                                   ----------
                                                      280,998
                                                   ----------
         PREPACKAGED SOFTWARE - 1.7%
  1,005  Cerner Corp.* ..........................      48,069
                                                   ----------
         RETAILERS - 4.2%
  1,560  Amazon.com, Inc.* ......................      25,350
    880  Bed Bath & Beyond, Inc.* ...............      33,211
    795  Costco Wholesale Corp.* ................      30,703
  1,550  Staples, Inc.* .........................      30,535
                                                   ----------
                                                      119,799
                                                   ----------
         TRANSPORTATION - 0.9%
  1,270  Royal Caribbean Cruises Ltd. ...........      24,765
                                                   ----------

         TOTAL INVESTMENTS - 85.1%
           (Cost $2,902,527) ....................   2,434,811
         Other Assets and Liabilities
           (net) - 14.9% ........................     426,602
                                                   ----------
         TOTAL NET ASSETS - 100.0% ..............  $2,861,413
                                                   ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

FOCUSED EQUITY FUND
ADVISED BY: VAN KAMPEN
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS - 94.6%
         AEROSPACE & DEFENSE - 2.1%
  1,275  General Dynamics Corp. .................  $  135,596
                                                   ----------
         BANKING - 13.7%
  1,050  American Express Co. ...................      38,136
  2,325  Bank of New York Co., Inc. .............      78,469
  2,650  Capital One Financial Corp. ............     161,782
  7,491  Citigroup, Inc. ........................     290,276
  5,100  FHLMC ..................................     312,120
                                                   ----------
                                                      880,783
                                                   ----------
         BEVERAGES, FOOD & TOBACCO - 5.5%
  2,675  Coca-Cola Co. ..........................     149,800
  1,315  Pepsico, Inc. ..........................      63,383
  3,175  Philip Morris Companies, Inc. ..........     138,684
                                                   ----------
                                                      351,867
                                                   ----------
         BUILDING MATERIALS - 3.5%
  6,125  Home Depot, Inc. .......................     224,971
                                                   ----------
         COMMUNICATIONS - 0.4%
    975  Qualcomm, Inc.* ........................      26,803
                                                   ----------
         COMPUTERS & INFORMATION - 5.5%
 11,950  Cisco Systems, Inc.* ...................     166,702
  4,800  Dell Computer Corp.* ...................     125,472
    825  International Business Machines               59,400
           Corp. ................................
                                                   ----------
                                                      351,574
                                                   ----------
         COSMETICS & PERSONAL CARE - 2.0%
  1,450  Procter & Gamble Co. ...................     129,485
                                                   ----------
         DATA PROCESSING AND PREPARATION - 1.7%
  2,850  First Data Corp. .......................     106,020
                                                   ----------
         ELECTRONICS - 6.4%
 10,625  Intel Corp. ............................     194,119
  1,800  Linear Technology Corp. ................      56,574
    500  Maxim Integrated Products* .............      19,165
  5,175  Texas Instruments, Inc. ................     122,647
    700  Xilinx, Inc.* ..........................      15,701
                                                   ----------
                                                      408,206
                                                   ----------
         ENTERTAINMENT & LEISURE - 1.0%
  6,648  Liberty Media Corp. - Class A* .........      66,480
                                                   ----------
         FINANCIAL SERVICES - 1.5%
  1,300  Goldman Sachs Group, Inc. ..............      95,355
                                                   ----------
                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         HEALTH CARE PROVIDERS - 4.5%
  2,675  HCA - The Healthcare Co. ...............  $  127,062
  3,475  Laboratory Corp. of America                  158,634
           Holdings* ............................
                                                   ----------
                                                      285,696
                                                   ----------
         HEAVY MACHINERY - 3.5%
  3,475  Applied Materials, Inc.* ...............      66,095
  4,775  Baker Hughes, Inc. .....................     158,960
                                                   ----------
                                                      225,055
                                                   ----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 6.9%
 15,125  General Electric Co. ...................     439,381
                                                   ----------
         INSURANCE - 2.3%
  2,200  American International Group ...........     150,106
                                                   ----------
         MEDIA - BROADCASTING & PUBLISHING - 2.7%
  1,100  Univision Communications, Inc. -              34,540
           Class A* .............................
  3,195  Viacom, Inc. - Class B* ................     141,762
                                                   ----------
                                                      176,302
                                                   ----------
         MEDICAL SUPPLIES - 2.0%
  1,350  Baxter International, Inc. .............      60,008
  1,650  Medtronic, Inc. ........................      70,703
                                                   ----------
                                                      130,711
                                                   ----------
         OIL & GAS - 0.9%
  1,675  BJ Services Co.* .......................      56,749
                                                   ----------
         PHARMACEUTICALS - 13.3%
  1,150  Amgen, Inc.* ...........................      48,162
    600  Gilead Sciences, Inc.* .................      19,728
  2,950  Johnson & Johnson ......................     154,167
 11,100  Pfizer, Inc. ...........................     388,500
  4,700  Wyeth ..................................     240,640
                                                   ----------
                                                      851,197
                                                   ----------
         PREPACKAGED SOFTWARE - 7.7%
  8,000  Microsoft Corp.* .......................     437,600
  3,975  Oracle Corp.* ..........................      37,643
    925  Veritas Software Corp.* ................      18,306
                                                   ----------
                                                      493,549
                                                   ----------

   The accompanying notes are an integral part of these financial statements.

FOCUSED EQUITY FUND
ADVISED BY: VAN KAMPEN
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS (CONTINUED)
         RETAILERS - 5.8%
  2,125  BJ's Wholesale Club, Inc.* .............  $   81,813
  5,275  Wal-Mart Stores, Inc. ..................     290,178
                                                   ----------
                                                      371,991
                                                   ----------
         TELEPHONE SYSTEMS - 1.7%
  2,735  Verizon Communications .................     109,810
                                                   ----------

         TOTAL INVESTMENTS - 94.6%
           (Cost $7,053,816) ....................   6,067,687
         Other Assets and Liabilities
           (net) - 5.4% .........................     347,177
                                                   ----------
         TOTAL NET ASSETS - 100.0% ..............  $6,414,864
                                                   ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                        VALUE
  SHARES                                               (NOTE 1)
  ------                                               --------
            COMMON STOCKS - 95.4%
            ADVERTISING - 1.0%
    310     Interpublic Group Cos., Inc. ...........  $    7,676
    490     Lamar Advertising Co.* .................      18,233
    440     Omnicom Group ..........................      20,152
                                                      ----------
                                                          46,061
                                                      ----------
            AEROSPACE & DEFENSE - 1.3%
    220     Lockheed Martin Corp. ..................      15,290
    340     Northrop Grumman Corp. .................      42,500
                                                      ----------
                                                          57,790
                                                      ----------
            AIRLINES - 1.5%
  1,030     AMR Corp.* .............................      17,366
    440     Continental Airlines, Inc. -                   6,943
              Class B* .............................
    720     Delta Air Lines, Inc. ..................      14,400
  1,730     Northwest Airlines Corp.* ..............      20,864
    610     UAL Corp. ..............................       6,978
                                                      ----------
                                                          66,551
                                                      ----------
            APPAREL RETAILERS - 2.2%
     80     Abercrombie & Fitch Co. - Class A* .....       1,930
    400     American Eagle Outfitters* .............       8,456
    385     Chico's FAS, Inc.* .....................      13,983
    580     Gap, Inc. ..............................       8,236
  2,776     Limited, Inc. ..........................      59,129
    340     Pacific Sunwear of California, Inc.* ...       7,538
                                                      ----------
                                                          99,272
                                                      ----------
            AUTOMOTIVE - 2.1%
    330     American Axle & Manufacturing Holdings,        9,814
              Inc.* ................................
    440     Keystone Automotive Industries, Inc.*...       8,470
    630     Navistar International Corp. ...........      20,160
    330     Sonic Automotive, Inc.* ................       8,497
    280     SPX Corp.* .............................      32,900
    270     TRW, Inc. ..............................      15,385
                                                      ----------
                                                          95,226
                                                      ----------
            BANKING - 7.6%
    230     Astoria Financial Corp. ................       7,371
    250     Bank One Corp. .........................       9,620
  2,190     Banknorth Group, Inc. ..................      56,984
  1,020     Commerce Bancorp, Inc. .................      45,084
    480     East West Bancorp, Inc. ................      16,570
  1,220     Hudson City Bancorp, Inc. ..............      24,278
  3,030     Huntington Bancshares, Inc. ............      58,843
                                                       VALUE
SHARES                                                (NOTE 1)
------                                                --------
            BANKING (CONTINUED)
     70     MBNA Corp. .............................  $    2,315
    420     Mercantile Bankshares Corp. ............      17,233
    110     SLM Corp. ..............................      10,659
    620     Southtrust Corp. .......................      16,194
  4,510     Sovereign Bancorp, Inc. ................      67,424
    350     UnionBanCal Corp. ......................      16,397
                                                      ----------
                                                         348,972
                                                      ----------
            BEVERAGES, FOOD & TOBACCO - 3.2%
    310     Archer-Daniels-Midland Co. .............       3,965
    740     Coca-Cola Enterprises, Inc. ............      16,339
  1,006     Dean Foods Co.* ........................      37,524
  1,430     Delta & Pine Land Co. ..................      28,743
    400     Dole Food Co. ..........................      11,540
    100     McCormick & Co., Inc. ..................       2,575
    520     Pepsi Bottling Group, Inc. .............      16,016
    650     UST, Inc. ..............................      22,100
    130     Wrigley (Wm.) Jr. Co. ..................       7,195
                                                      ----------
                                                         145,997
                                                      ----------
            BUILDING MATERIALS - 0.3%
    180     Fastenal Co. ...........................       6,932
    280     Insight Enterprises, Inc.* .............       7,053
                                                      ----------
                                                          13,985
                                                      ----------
            CHEMICALS - 4.2%
    480     Avery Dennison Corp. ...................      30,120
    650     Cytec Industries, Inc.* ................      20,436
    340     Georgia Gulf Corp. .....................       8,990
  2,510     Lyondell Chemical Co. ..................      37,901
  2,540     Millennium Chemicals, Inc. .............      35,687
    200     PolyOne Corp. ..........................       2,250
    970     Praxair, Inc. ..........................      55,261
                                                      ----------
                                                         190,645
                                                      ----------
            COMMERCIAL SERVICES - 2.6%
    820     Allied Waste Industries, Inc.* .........       7,872
     90     Applera Corp. - Celera Genomics                1,080
              Group* ...............................
     70     Dun & Bradstreet Corp.* ................       2,313
  1,400     Exult, Inc.* ...........................       9,100
    350     Fluor Corp. ............................      13,632
    100     Manpower, Inc. .........................       3,675
    290     Millennium Pharmaceuticals* ............       3,523
    880     Republic Services, Inc.* ...............      16,782

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                       VALUE
SHARES                                                (NOTE 1)
------                                                --------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES (CONTINUED)
    420     Tech Data Corp.* .......................  $   15,897
  1,660     Viad Corp. .............................      43,160
                                                      ----------
                                                         117,034
                                                      ----------
            COMMUNICATIONS - 0.5%
    640     American Tower Corp. - Class A* ........       2,208
  1,330     Comverse Technology, Inc.* .............      12,316
    270     Metro One Telecommunications* ..........       3,769
    480     Polycom, Inc.* .........................       5,755
                                                      ----------
                                                          24,048
                                                      ----------
            COMPUTER INTEGRATED SYSTEMS DESIGN - 0.4%
    310     Cadence Design Systems, Inc.* ..........       4,997
    220     Computer Sciences Corp.* ...............      10,516
    140     Inforte Corp.* .........................       1,389
     60     Optimal Robotics Corp. - Class A* ......         437
    170     Radisys Corp.* .........................       1,977
    200     Vastera, Inc.* .........................         878
                                                      ----------
                                                          20,194
                                                      ----------
            COMPUTER PROGRAMMING SERVICES - 0.0%
    180     Numerical Technologies, Inc.* ..........         719
                                                      ----------
            COMPUTERS & INFORMATION - 2.1%
  2,610     Apple Computer, Inc.* ..................      46,249
    670     CDW Computer Centers, Inc.* ............      31,363
    110     Diebold, Inc. ..........................       4,096
     60     International Game Technology* .........       3,402
  1,510     Symbol Technologies, Inc. ..............      12,835
                                                      ----------
                                                          97,945
                                                      ----------
            CONTAINERS & PACKAGING - 0.4%
    310     Owens-Illinois, Inc.* ..................       4,259
    500     Packaging Corp of America* .............       9,945
    140     Sealed Air Corp.* ......................       5,638
                                                      ----------
                                                          19,842
                                                      ----------
            COSMETICS & PERSONAL CARE - 2.0%
    810     Avon Products ..........................      42,314
  1,450     Estee Lauder Cos., Inc. - Class A ......      51,040
                                                      ----------
                                                          93,354
                                                      ----------
            DATA PROCESSING AND PREPARATION - 1.0%
    600     Ceridian Corp.* ........................      11,388
                                                       VALUE
SHARES                                                (NOTE 1)
------                                                --------
            DATA PROCESSING AND PREPARATION (CONTINUED)
    480     Intercept Group, Inc.* .................  $    9,946
    670     NCR Corp.* .............................      23,182
                                                      ----------
                                                          44,516
                                                      ----------
            ELECTRIC UTILITIES - 7.6%
    580     Ameren Corp. ...........................      24,946
    650     Cinergy Corp. ..........................      23,393
  4,300     Citizens Communications Co.* ...........      35,948
    160     Dominion Resources, Inc. ...............      10,592
    150     DPL, Inc. ..............................       3,967
    650     Entergy Corp. ..........................      27,586
  1,540     FirstEnergy Corp. ......................      51,405
  1,410     KeySpan Corp. ..........................      53,086
  1,960     Northeast Utilities ....................      36,868
    200     SCANA Corp. ............................       6,174
    310     Sempra Energy ..........................       6,860
    390     Southern Co. ...........................      10,686
    700     TXU Corp. ..............................      36,085
    650     Westar Energy, Inc. ....................       9,977
    450     Wisconsin Energy Corp. .................      11,371
                                                      ----------
                                                         348,944
                                                      ----------
            ELECTRONICS - 2.6%
  1,220     Advanced Micro Devices* ................      11,858
  3,380     Agere Systems, Inc.* ...................       4,732
    620     Altera Corp.* ..........................       8,432
    400     Atmel Corp.* ...........................       2,504
     60     Avnet, Inc. ............................       1,319
    100     Dupont Photomasks, Inc.* ...............       3,248
    690     Fairchild Semiconductor Corp. -               16,767
              Class A* .............................
    450     Finisar Corp.* .........................       1,066
     70     Integrated Circuit Systems, Inc.* ......       1,413
    530     Integrated Device Technology, Inc.* ....       9,614
    450     Intersil Holding Corp.* ................       9,621
    500     Lattice Semiconductor Corp.* ...........       4,370
  1,330     LSI Logic Corp.* .......................      11,637
     40     Micron Technology, Inc.* ...............         809
    240     National Semiconductor Corp.* ..........       7,001
    220     Nvidia Corp.* ..........................       3,780
     70     QLogic Corp.* ..........................       2,667
    340     Semtech Corp.* .........................       9,078
    300     Silicon Laboratories, Inc.* ............       8,118
                                                      ----------
                                                         118,034
                                                      ----------

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                       VALUE
SHARES                                                (NOTE 1)
------                                                --------
            COMMON STOCKS (CONTINUED)
            ENTERTAINMENT & LEISURE - 1.2%
  1,270     Harrah's Entertainment, Inc.* ..........  $   56,324
                                                      ----------
            FINANCIAL SERVICES - 3.7%
    510     Apartment Investment & Management Co. -       25,092
              Class A ..............................
    150     Bear Stearns Cos., Inc. ................       9,180
  1,470     Duke Realty Corp. ......................      42,556
  1,130     Equity Office Properties Trust REIT ....      34,013
    510     Federated Investors, Inc. - Class B ....      17,631
     30     Neuberger Berman, Inc. .................       1,098
    450     SEI Investments Co. ....................      12,676
    450     Stilwell Financial, Inc. ...............       8,190
    750     Waddell & Reed Financial, Inc. -              17,190
              Class A ..............................
                                                      ----------
                                                         167,626
                                                      ----------
            FOOD RETAILERS - 0.5%
    710     Albertson's, Inc. ......................      21,627
                                                      ----------
            FOREST PRODUCTS & PAPER - 1.7%
  3,000     Pactiv Corp.* ..........................      71,400
     70     Temple-Inland, Inc. ....................       4,050
                                                      ----------
                                                          75,450
                                                      ----------
            HEALTH CARE PROVIDERS - 2.1%
    350     AdvancePCS* ............................       8,379
    330     Anthem, Inc.* ..........................      22,268
    860     Caremark RX, Inc.* .....................      14,190
    760     Community Health Systems, Inc.* ........      20,368
     40     HCA - The Healthcare Co. ...............       1,900
    850     Health Management Associates, Inc. -          17,127
              Class A* .............................
    530     Healthsouth Corp.* .....................       6,779
    190     Human Genome Sciences, Inc.* ...........       2,546
     30     Tenet Healthcare Corp.* ................       2,146
                                                      ----------
                                                          95,703
                                                      ----------
            HEAVY CONSTRUCTION - 0.8%
    590     Centex Corp. ...........................      34,096
                                                      ----------
            HEAVY MACHINERY - 3.9%
    240     American Standard Cos.* ................      18,024
    300     Axcelis Technologies, Inc.* ............       3,390
    390     Baker Hughes, Inc. .....................      12,983
    930     Black & Decker Corp. ...................      44,826
    430     Kennametal, Inc. .......................      15,738
    190     Lam Research Corp.* ....................       3,416
                                                       VALUE
SHARES                                                (NOTE 1)
------                                                --------
            HEAVY MACHINERY (CONTINUED)
     40     NACCO Industries, Inc. - Class A .......  $    2,324
    110     National-Oilwell, Inc.* ................       2,315
    470     Parker Hannifin Corp. ..................      22,461
    520     Pentair, Inc. ..........................      25,002
    240     Smith International, Inc.* .............      16,366
    360     York International Corp. ...............      12,164
                                                      ----------
                                                         179,009
                                                      ----------
            HOME CONSTRUCTION, FURNISHINGS &
              APPLIANCES - 2.7%
  1,020     D.R. Horton, Inc. ......................      26,551
  1,130     Furniture Brands International, Inc.* ..      34,183
    970     Leggett & Platt, Inc. ..................      22,698
    180     Ryland Group, Inc. .....................       8,955
    430     Standard-Pacific Corp. .................      15,084
    250     Whirlpool Corp. ........................      16,340
                                                      ----------
                                                         123,811
                                                      ----------
            HOUSEHOLD PRODUCTS - 0.8%
  1,290     Snap-On, Inc. ..........................      38,300
                                                      ----------
            INDUSTRIAL - DIVERSIFIED - 0.6%
    390     Danaher Corp. ..........................      25,877
                                                      ----------
            INFORMATION RETRIEVAL SERVICES - 0.5%
     80     Avocent Corp.* .........................       1,274
    453     Choicepoint, Inc.* .....................      20,598
    140     Yahoo, Inc.* ...........................       2,066
                                                      ----------
                                                          23,938
                                                      ----------
            INSURANCE - 8.5%
    600     Aflac, Inc. ............................      19,200
    600     Allmerica Financial Corp. ..............      27,720
    870     AMBAC Financial Group, Inc. ............      58,464
    320     Cincinnati Financial Corp. .............      14,890
    340     Hartford Financial Services Group ......      20,220
    170     HCC Insurance Holdings, Inc. ...........       4,480
    860     MBIA, Inc. .............................      48,616
    160     Metlife, Inc. ..........................       4,608
    600     Old Republic International Corp. .......      18,900
    620     Protective Life Corp. ..................      20,522
  1,120     Radian Group, Inc. .....................      54,712
    620     Trigon Healthcare, Inc.* ...............      62,360
    430     Wellpoint Health Networks* .............      33,458
                                                      ----------
                                                         388,150
                                                      ----------

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                       VALUE
SHARES                                                (NOTE 1)
------                                                --------
            COMMON STOCKS (CONTINUED)
            MEDIA - BROADCASTING & PUBLISHING - 2.1%
    430     Banta Corp. ............................  $   15,437
    350     Comcast Corp. - Class A* ...............       8,344
  1,850     Fox Entertainment Group, Inc. -               40,238
              Class A* .............................
    300     New York Times Co. - Class A ...........      15,450
    220     Scripps (E.W.) Co. .....................      16,940
                                                      ----------
                                                          96,409
                                                      ----------
            MEDICAL SUPPLIES - 4.1%
    180     Applera Corp. - Applied Biosystems             3,508
              Group ................................
    440     Becton Dickinson & Co. .................      15,158
    750     Biomet, Inc. ...........................      20,340
    110     Eaton Corp. ............................       8,003
    790     Guidant Corp.* .........................      23,882
    780     KLA - Tencor Corp.* ....................      34,312
    610     Millipore Corp. ........................      19,508
    120     PerkinElmer, Inc. ......................       1,326
    250     St. Jude Medical, Inc.* ................      18,463
    200     Tektronix, Inc.* .......................       3,742
    330     Teradyne, Inc.* ........................       7,755
  1,510     Thermo Electron Corp.* .................      24,915
    170     Waters Corp.* ..........................       4,539
                                                      ----------
                                                         185,451
                                                      ----------
            METALS - 3.0%
    650     Alcan, Inc. ............................      24,388
    330     Century Aluminum Co. ...................       4,914
    450     Engelhard Corp. ........................      12,744
  1,080     Freeport-McMoran Copper & Gold, Inc. -        19,278
              Class B* .............................
  2,200     Goldcorp, Inc. .........................      21,890
    490     Hubbell, Inc. - Class B ................      16,734
  1,020     Masco Corp. ............................      27,652
    210     Phelps Dodge Corp. .....................       8,652
                                                      ----------
                                                         136,252
                                                      ----------
            OIL & GAS - 6.1%
    270     BJ Services Co.* .......................       9,148
  1,830     Conoco, Inc. ...........................      50,874
    410     Ensco International, Inc. ..............      11,177
  1,370     Equitable Resources, Inc. ..............      46,991
  1,160     Kinder Morgan, Inc. ....................      44,103
    230     Noble Corp.* ...........................       8,878
    370     Phillips Petroleum Co. .................      21,786
                                                       VALUE
SHARES                                                (NOTE 1)
------                                                --------
            OIL & GAS (CONTINUED)
    100     Rowan Cos., Inc. .......................  $    2,145
  1,150     Suncor Energy, Inc. ....................      20,539
     80     Talisman Energy, Inc. ..................       3,612
    540     Valero Energy Corp. ....................      20,207
    860     Weatherford International Ltd.* ........      37,152
                                                      ----------
                                                         276,612
                                                      ----------
            PHARMACEUTICALS - 2.7%
    120     Alkermes, Inc.* ........................       1,921
     50     Barr Laboratories, Inc.* ...............       3,177
     50     Enzon, Inc.* ...........................       1,231
     20     Forest Laboratories - Class A* .........       1,416
  1,120     Gilead Sciences, Inc.* .................      36,826
    290     Idec Pharmaceuticals Corp.* ............      10,281
     40     Invitrogen Corp.* ......................       1,280
    930     McKesson Corp. .........................      30,411
    270     Medimmune, Inc.* .......................       7,128
    130     Mylan Laboratories .....................       4,076
    430     Priority Healthcare Corp. - Class B* ..       10,105
    170     Protein Design Labs, Inc.* .............       1,846
    100     Vertex Pharmaceuticals, Inc.* ..........       1,628
    370     Zimmer Holdings, Inc.* .................      13,194
                                                      ----------
                                                         124,520
                                                      ----------
            PREPACKAGED SOFTWARE - 2.9%
    670     Adobe Systems, Inc. ....................      19,095
    740     Brocade Communications System, Inc.* ...      12,935
  3,800     Compuware Corp.* .......................      23,066
  1,310     Network Associates, Inc.* ..............      25,244
  1,300     Quest Software, Inc.* ..................      18,889
    120     Sungard Data Systems, Inc.* ............       3,178
    900     Symantec Corp.* ........................      29,565
                                                      ----------
                                                         131,972
                                                      ----------
            RESTAURANTS - 0.8%
    100     P.F. Chang's China Bistro, Inc.* .......       3,142
    880     Wendy's International, Inc. ............      35,050
                                                      ----------
                                                          38,192
                                                      ----------
            RETAILERS - 3.0%
     60     Autozone, Inc.* ........................       4,638
  1,040     Bed Bath & Beyond, Inc.* ...............      39,250
    795     Best Buy Co., Inc.* ....................      28,859
    850     Big Lots, Inc. .........................      16,728
    540     Circuit City Stores ....................      10,125

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                       VALUE
SHARES                                                (NOTE 1)
------                                                --------
            COMMON STOCKS (CONTINUED)
            RETAILERS (CONTINUED)
    560     CVS Corp. ..............................  $   17,136
    190     Dollar Tree Stores, Inc.* ..............       7,488
     80     Michaels Stores, Inc.* .................       3,120
    720     Saks, Inc.* ............................       9,245
                                                      ----------
                                                         136,589
                                                      ----------
            TELEPHONE COMMUNICATIONS, EXCL. RADIO - 0.0%
    360     Redback Networks, Inc.* ................         644
                                                      ----------
            TELEPHONE SYSTEMS - 0.1%
    260     Qwest Communications International* ....         728
    360     Triton PCS Holdings, Inc. - Class A* ..        1,404
                                                      ----------
                                                           2,132
                                                      ----------
            TRANSPORTATION - 0.8%
    200     Expeditors International Washington,           6,632
              Inc. .................................
    720     Fleetwood Enterprises, Inc. ............       6,264
    100     Genesee & Wyoming, Inc. - Class A* .....       2,256
  1,050     Kansas City Southern Industries,              17,850
              Inc.* ................................
    150     Sabre Holdings Corp.* ..................       5,370
                                                      ----------
                                                          38,372
                                                      ----------
                                                       VALUE
SHARES                                                (NOTE 1)
------                                                --------
            WATER COMPANIES - 0.2%
    405     Philadelphia Suburban Corp. ............  $    8,181
                                                      ----------
            TOTAL COMMON STOCKS
              (Cost $4,458,274) ....................  $4,354,366
                                                      ----------
            MUTUAL FUNDS - 2.0%
            FINANCIAL SERVICES - 2.0%
  1,700     iShares Russell Midcap Index Fund         $   93,058
              (Cost $95,338) .......................
                                                      ----------

            TOTAL INVESTMENTS - 97.4%
              (Cost $4,553,612) ....................   4,447,424
            Other Assets and Liabilities
              (net) - 2.6% .........................     116,654
                                                      ----------
            TOTAL NET ASSETS - 100.0% ..............  $4,564,078
                                                      ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         REIT - Real Estate Investment Trust
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

MID CAP VALUE FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS - 94.7%
         AUTOMOTIVE - 4.4%
  1,730  Magna International, Inc. - Class A ....  $  119,110
  9,930  Visteon Corp. ..........................     141,006
                                                   ----------
                                                      260,116
                                                   ----------
         BANKING - 5.7%
  5,010  Compass Bancshares, Inc. ...............     168,336
 11,140  Sovereign Bancorp, Inc. ................     166,543
                                                   ----------
                                                      334,879
                                                   ----------
         BEVERAGES, FOOD & TOBACCO - 2.3%
  6,130  Coca-Cola Enterprises, Inc. ............     135,350
                                                   ----------
         CHEMICALS - 4.7%
  2,380  Eastman Chemical Co. ...................     111,622
 14,050  Hercules, Inc.* ........................     162,980
                                                   ----------
                                                      274,602
                                                   ----------
         COMMERCIAL SERVICES - 4.2%
  9,530  KPMG Consulting, Inc.* .................     141,616
  3,990  Ryder System, Inc. .....................     108,089
                                                   ----------
                                                      249,705
                                                   ----------
         COMMUNICATIONS - 1.5%
 17,700  Avaya, Inc.* ...........................      87,615
                                                   ----------
         COMPUTER PROGRAMMING SERVICES - 2.4%
 15,980  Macromedia, Inc.* ......................     141,743
                                                   ----------
         ELECTRIC UTILITIES - 8.0%
  2,680  Allegheny Energy, Inc. .................      69,010
  5,470  OGE Energy Corp. .......................     125,044
 14,260  Reliant Resources, Inc.* ...............     124,775
  2,910  TXU Corp. ..............................     150,010
                                                   ----------
                                                      468,839
                                                   ----------
         ELECTRONICS - 5.1%
  9,840  American Power Conversion* .............     124,279
  6,560  Dionex Corp.* ..........................     175,742
                                                   ----------
                                                      300,021
                                                   ----------
         ENTERTAINMENT & LEISURE - 2.6%
  3,350  Harrah's Entertainment, Inc.* ..........     148,573
    100  Regal Entertainment Group -                    2,332
           Class A* .............................
                                                   ----------
                                                      150,905
                                                   ----------
         FINANCIAL SERVICES - 2.6%
  3,940  Edwards (A.G.), Inc. ...................     153,148
                                                   ----------
                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         FOREST PRODUCTS & PAPER - 2.0%
  2,060  Temple-Inland, Inc. ....................  $  119,192
                                                   ----------
         INSURANCE - 15.6%
  4,960  ACE Ltd. ...............................     156,736
  4,780  Aetna, Inc. ............................     229,297
  3,420  Allmerica Financial Corp. ..............     158,004
 10,630  Ohio Casualty Corp.* ...................     222,167
  4,780  Safeco Corp. ...........................     147,654
                                                   ----------
                                                      913,858
                                                   ----------
         LODGING - 1.9%
  3,990  Mandalay Resort Group* .................     110,004
                                                   ----------
         MEDIA - BROADCASTING & PUBLISHING - 3.1%
  8,030  Belo (A.H.) Corp. - Series A ...........     181,558
                                                   ----------
         MEDICAL SUPPLIES - 2.6%
  4,600  Bausch & Lomb, Inc. ....................     155,710
                                                   ----------
         METALS - 4.9%
  4,160  Engelhard Corp. ........................     117,811
  5,010  Hubbell, Inc. - Class B ................     171,092
                                                   ----------
                                                      288,903
                                                   ----------
         OIL & GAS - 9.6%
  5,120  Burlington Resources, Inc. .............     194,560
  4,950  Newfield Exploration Co.* ..............     183,992
  5,010  Valero Energy Corp. ....................     187,474
                                                   ----------
                                                      566,026
                                                   ----------
         RETAILERS - 7.1%
  3,550  Federated Department Stores* ...........     140,935
 11,580  Foot Locker, Inc.* .....................     167,331
  2,970  Zale Corp.* ............................     107,663
                                                   ----------
                                                      415,929
                                                   ----------
         TELEPHONE SYSTEMS - 1.4%
 28,950  Qwest Communications International* ....      81,060
                                                   ----------
         TRANSPORTATION - 3.0%
  5,410  Yellow Corp.* ..........................     175,284
                                                   ----------

         TOTAL INVESTMENTS - 94.7%
           (Cost $5,591,522) ....................   5,564,447
         Other Assets and Liabilities
           (net) - 5.3% .........................     308,835
                                                   ----------
         TOTAL NET ASSETS - 100.0% ..............   5,873,282
                                                   ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        COMMON STOCKS - 94.3%
        ADVERTISING - 0.4%
1,600   TMP Worldwide, Inc.* ...................  $   34,400
                                                  ----------
        AEROSPACE & DEFENSE - 0.8%
  600   Honeywell International, Inc. ..........      21,138
  400   Lockheed Martin Corp. ..................      27,800
  400   Raytheon Co. ...........................      16,300
                                                  ----------
                                                      65,238
                                                  ----------
        AUTOMOTIVE - 0.5%
1,288   Ford Motor Co. .........................      20,608
  426   General Motors Corp. ...................      22,770
                                                  ----------
                                                      43,378
                                                  ----------
        BANKING - 12.4%
1,500   Bank of America Corp. ..................     105,540
  600   Bank of New York Co., Inc. .............      20,250
4,600   Citigroup, Inc. ........................     178,250
3,000   FHLMC ..................................     183,600
2,500   FNMA ...................................     184,375
3,500   MBNA Corp. .............................     115,745
  200   SLM Corp. ..............................      19,380
2,400   State Street Corp. .....................     107,280
  500   Washington Mutual, Inc. ................      18,555
1,600   Wells Fargo Co. ........................      80,096
                                                  ----------
                                                   1,013,071
                                                  ----------
        BEVERAGES, FOOD & TOBACCO - 6.5%
2,300   Coca-Cola Co. ..........................     128,800
4,160   Pepsico, Inc. ..........................     200,512
2,400   Philip Morris Companies, Inc. ..........     104,832
1,700   Wrigley (Wm.) Jr. Co. ..................      94,095
                                                  ----------
                                                     528,239
                                                  ----------
        BUILDING MATERIALS - 1.6%
2,600   Home Depot, Inc. .......................      95,498
  700   Lowe's Co. .............................      31,780
                                                  ----------
                                                     127,278
                                                  ----------
        CHEMICALS - 0.9%
1,600   Du Pont (E.I.) de Nemours ..............      71,040
                                                  ----------
        COMMERCIAL SERVICES - 2.4%
6,800   Cendant Corp.* .........................     107,984
1,900   Valassis Communications, Inc.* .........      69,350
  800   Waste Management, Inc. .................      20,840
                                                  ----------
                                                     198,174
                                                  ----------
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMUNICATIONS - 1.8%
4,700   Crown Castle International Corp.* ......  $   18,471
2,000   Echostar Communications Corp. -               37,120
          Class A* .............................
3,340   Qualcomm, Inc.* ........................      91,817
                                                  ----------
                                                     147,408
                                                  ----------
        COMPUTERS & INFORMATION - 3.7%
8,300   Cisco Systems, Inc.* ...................     115,785
2,900   Dell Computer Corp.* ...................      75,806
4,000   EMC Corp.* .............................      30,200
1,100   International Business Machines               79,200
          Corp. ................................
                                                  ----------
                                                     300,991
                                                  ----------
        COSMETICS & PERSONAL CARE - 3.7%
  900   Avon Products ..........................      47,016
2,500   Colgate-Palmolive Co. ..................     125,125
  800   Gillette Co. ...........................      27,096
1,100   Procter & Gamble Co. ...................      98,230
                                                  ----------
                                                     297,467
                                                  ----------
        DATA PROCESSING AND PREPARATION - 1.7%
  500   Automatic Data Processing ..............      21,775
3,200   First Data Corp. .......................     119,040
                                                  ----------
                                                     140,815
                                                  ----------
        ELECTRONICS - 3.2%
2,400   Energizer Holdings, Inc.* ..............      65,808
6,500   Intel Corp. ............................     118,755
  900   Intersil Holding Corp.* ................      19,242
2,000   Texas Instruments, Inc. ................      47,400
  600   Xilinx, Inc.* ..........................      13,458
                                                  ----------
                                                     264,663
                                                  ----------
        ENTERTAINMENT & LEISURE - 2.7%
3,300   Harrah's Entertainment, Inc.* ..........     146,355
6,000   Liberty Media Corp. - Class A* .........      60,000
1,400   Metro-Goldwyn-Mayer, Inc.* .............      16,380
                                                  ----------
                                                     222,735
                                                  ----------
        FINANCIAL SERVICES - 1.2%
  500   Merrill Lynch & Co. ....................      20,250
  400   Morgan Stanley Dean Witter & Co. .......      17,232
5,050   Schwab (Charles) Corp. .................      56,560
                                                  ----------
                                                      94,042
                                                  ----------

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMON STOCKS (CONTINUED)
        FOREST PRODUCTS & PAPER - 1.3%
1,200   International Paper Co. ................  $   52,296
  400   Kimberly-Clark Corp. ...................      24,800
  500   Weyerhaeuser Co. .......................      31,925
                                                  ----------
                                                     109,021
                                                  ----------
        HEAVY MACHINERY - 0.3%
  300   United Technologies Corp. ..............      20,370
                                                  ----------
        HOME CONSTRUCTION, FURNISHINGS &
          APPLIANCES - 2.9%
8,000   General Electric Co. ...................     232,400
                                                  ----------
        INFORMATION RETRIEVAL SERVICES - 1.4%
7,850   AOL Time Warner, Inc.* .................     115,473
                                                  ----------
        INSURANCE - 3.7%
2,200   AMBAC Financial Group, Inc. ............     147,840
2,200   American International Group ...........     150,106
                                                  ----------
                                                     297,946
                                                  ----------
        LODGING - 1.8%
2,000   Marriott International, Inc. -                76,100
          Class A ..............................
2,100   Starwood Hotels & Resorts World ........      69,069
                                                  ----------
                                                     145,169
                                                  ----------
        MANUFACTURING - 0.8%
  500   3M Co. .................................      61,500
                                                  ----------
        MEDIA - BROADCASTING & PUBLISHING - 5.7%
1,700   Cablevision Systems Corp. - Rainbow           14,875
          Media Group* .........................
1,476   Clear Channel Communications* ..........      47,262
  400   Comcast Corp. - Class A* ...............       9,536
  600   Cox Communications, Inc. -                    16,530
          Class A* .............................
  300   Gannett Co., Inc. ......................      22,770
1,000   New York Times Co. - Class A ...........      51,500
2,600   Univision Communications, Inc. -              81,640
          Class A* .............................
4,936   Viacom, Inc. - Class B* ................     219,010
                                                  ----------
                                                     463,123
                                                  ----------
        METALS - 0.2%
  600   Alcoa, Inc. ............................      19,890
                                                  ----------
        OIL & GAS - 8.1%
  400   Anadarko Petroleum Corp. ...............      19,720
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        OIL & GAS (CONTINUED)
  300   Apache Corp. ...........................  $   17,244
1,285   ChevronTexaco Corp. ....................     113,722
7,220   Exxon Mobil Corp. ......................     295,442
2,700   Royal Dutch Petroleum Co. ..............     149,229
1,300   Schlumberger Ltd. ......................      60,450
                                                  ----------
                                                     655,807
                                                  ----------
        PHARMACEUTICALS - 10.2%
  800   Amgen, Inc.* ...........................      33,504
2,900   Bristol-Myers Squibb Co. ...............      74,530
3,000   Johnson & Johnson ......................     156,780
1,900   Lilly (Eli) & Co. ......................     107,160
1,300   Merck & Co., Inc. ......................      65,832
7,925   Pfizer, Inc. ...........................     277,375
  900   Schering-Plough Corp. ..................      22,140
1,900   Wyeth ..................................      97,280
                                                  ----------
                                                     834,601
                                                  ----------
        PREPACKAGED SOFTWARE - 6.0%
1,600   Intuit, Inc.* ..........................      79,552
7,100   Microsoft Corp.* .......................     388,370
2,600   Oracle Corp.* ..........................      24,622
                                                  ----------
                                                     492,544
                                                  ----------
        RESTAURANTS - 0.7%
1,900   McDonald's Corp. .......................      54,055
                                                  ----------
        RETAILERS - 5.1%
  600   Family Dollar Stores ...................      21,150
2,700   Walgreen Co. ...........................     104,301
5,300   Wal-Mart Stores, Inc. ..................     291,553
                                                  ----------
                                                     417,004
                                                  ----------
        TELEPHONE SYSTEMS - 1.9%
2,600   SBC Communications, Inc. ...............      79,300
3,600   Sprint Corp. (PCS Group)* ..............      16,092
1,464   Verizon Communications .................      58,780
                                                  ----------
                                                     154,172
                                                  ----------
        TRANSPORTATION - 0.7%
1,700   Sabre Holdings Corp.* ..................      60,860
                                                  ----------
        TOTAL COMMON STOCKS
          (Cost $9,307,321) ....................  $7,682,874
                                                  ----------

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        MUTUAL FUNDS - 2.8%
        FINANCIAL SERVICES - 2.8%
2,308   S&P 500 Depositary Receipt                $  228,400
          (Cost $325,266) ......................
                                                  ----------

        TOTAL INVESTMENTS - 97.1%
          (Cost $9,632,587) ....................   7,911,274
        Other Assets and Liabilities
          (net) - 2.9% .........................     237,081
                                                  ----------
        TOTAL NET ASSETS - 100.0% ..............  $8,148,355
                                                  ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        COMMON STOCKS - 92.7%
        ADVERTISING - 0.7%
  950   Interpublic Group Cos., Inc. ...........  $   23,522
                                                  ----------
        AEROSPACE & DEFENSE - 1.8%
  260   General Dynamics Corp. .................      27,651
  550   Lockheed Martin Corp. ..................      38,225
                                                  ----------
                                                      65,876
                                                  ----------
        APPAREL RETAILERS - 1.5%
  550   Kohls Corp.* ...........................      38,544
  800   Limited, Inc. ..........................      17,040
                                                  ----------
                                                      55,584
                                                  ----------
        BANKING - 12.5%
  950   American Express Co. ...................      34,504
  600   Bank of America Corp. ..................      42,216
3,000   Citigroup, Inc. ........................     116,250
  800   FHLMC ..................................      48,960
  700   Fifth Third Bancorp ....................      46,655
  800   FNMA ...................................      59,000
1,400   JP Morgan Chase & Co. ..................      47,488
1,100   Wells Fargo Co. ........................      55,066
                                                  ----------
                                                     450,139
                                                  ----------
        BEVERAGES, FOOD & TOBACCO - 4.3%
  200   Anheuser-Busch Cos., Inc. ..............      10,000
  600   Coca-Cola Co. ..........................      33,600
1,150   Pepsico, Inc. ..........................      55,430
  550   Safeway, Inc.* .........................      16,054
1,450   Sysco Corp. ............................      39,469
                                                  ----------
                                                     154,553
                                                  ----------
        BUILDING MATERIALS - 1.9%
1,850   Home Depot, Inc. .......................      67,950
                                                  ----------
        CHEMICALS - 0.8%
  550   Air Products & Chemicals, Inc. .........      27,758
                                                  ----------
        COMMUNICATIONS - 0.1%
  300   Motorola, Inc. .........................       4,326
                                                  ----------
        COMPUTERS & INFORMATION - 3.7%
5,250   Cisco Systems, Inc.* ...................      73,237
1,250   Dell Computer Corp.* ...................      32,675
  350   International Business Machines               25,200
          Corp. ................................
                                                  ----------
                                                     131,112
                                                  ----------
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COSMETICS & PERSONAL CARE - 2.2%
  700   Colgate-Palmolive Co. ..................  $   35,035
  500   Procter & Gamble Co. ...................      44,650
                                                  ----------
                                                      79,685
                                                  ----------
        DATA PROCESSING AND PREPARATION - 2.1%
1,250   First Data Corp. .......................      46,500
  750   Fiserv, Inc.* ..........................      27,532
                                                  ----------
                                                      74,032
                                                  ----------
        ELECTRIC UTILITIES - 1.4%
  950   Duke Energy Corp. ......................      29,545
  350   FPL Group, Inc. ........................      20,996
                                                  ----------
                                                      50,541
                                                  ----------
        ELECTRONICS - 3.5%
  950   Altera Corp.* ..........................      12,920
  850   Analog Devices, Inc.* ..................      25,245
1,750   Intel Corp. ............................      31,972
1,450   Texas Instruments, Inc. ................      34,365
  950   Xilinx, Inc.* ..........................      21,308
                                                  ----------
                                                     125,810
                                                  ----------
        FINANCIAL SERVICES - 3.0%
  350   Goldman Sachs Group, Inc. ..............      25,672
  900   Merrill Lynch & Co. ....................      36,450
1,100   Morgan Stanley Dean Witter & Co. .......      47,388
                                                  ----------
                                                     109,510
                                                  ----------
        HEALTH CARE PROVIDERS - 3.3%
  900   HCA - The Healthcare Co. ...............      42,750
  400   Tenet Healthcare Corp.* ................      28,620
  520   UnitedHealth Group, Inc. ...............      47,606
                                                  ----------
                                                     118,976
                                                  ----------
        HEAVY MACHINERY - 2.4%
2,300   Applied Materials, Inc.* ...............      43,746
  600   United Technologies Corp. ..............      40,740
                                                  ----------
                                                      84,486
                                                  ----------
        HOME CONSTRUCTION, FURNISHINGS &
          APPLIANCES - 3.9%
4,800   General Electric Co. ...................     139,440
                                                  ----------
        INFORMATION RETRIEVAL SERVICES - 0.7%
1,650   AOL Time Warner, Inc.* .................      24,271
                                                  ----------
        INSURANCE - 3.8%
1,450   American International Group ...........      98,934

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        COMMON STOCKS (CONTINUED)
        INSURANCE (CONTINUED)
  700   Prudential Financial, Inc.* ............  $   23,352
  160   XL Capital Ltd. - Class A ..............      13,552
                                                  ----------
                                                     135,838
                                                  ----------
        MEDIA - BROADCASTING & PUBLISHING - 2.4%
  750   Clear Channel Communications* ..........      24,015
1,400   Viacom, Inc. - Class B* ................      62,118
                                                  ----------
                                                      86,133
                                                  ----------
        MEDICAL SUPPLIES - 5.4%
  600   Allergan, Inc. .........................      40,050
  600   Baxter International, Inc. .............      26,670
  550   KLA - Tencor Corp.* ....................      24,195
1,350   Medtronic, Inc. ........................      57,848
  950   Microchip Technology, Inc.* ............      26,059
  280   St. Jude Medical, Inc.* ................      20,678
                                                  ----------
                                                     195,500
                                                  ----------
        METALS - 0.7%
  800   Alcoa, Inc. ............................      26,520
                                                  ----------
        OIL & GAS - 5.7%
  500   El Paso Corp. ..........................      10,305
  650   Ensco International, Inc. ..............      17,719
3,000   Exxon Mobil Corp. ......................     122,760
  400   Nabors Industries Ltd.* ................      14,120
  500   Schlumberger Ltd. ......................      23,250
  500   Transocean Sedco Forex, Inc. ...........      15,575
                                                  ----------
                                                     203,729
                                                  ----------
        PHARMACEUTICALS - 11.7%
  900   Amgen, Inc.* ...........................      37,692
  600   Cardinal Health, Inc. ..................      36,846
  250   Forest Laboratories - Class A* .........      17,700
1,950   Johnson & Johnson ......................     101,907
3,600   Pfizer, Inc. ...........................     126,000
  800   Pharmacia Corp. ........................      29,960
  950   Wyeth ..................................      48,640
  650   Zimmer Holdings, Inc.* .................      23,179
                                                  ----------
                                                     421,924
                                                  ----------
        PREPACKAGED SOFTWARE - 4.4%
2,150   Microsoft Corp.* .......................     117,605
                                                    VALUE
SHARES                                            (NOTE 1)
------                                            --------
        PREPACKAGED SOFTWARE (CONTINUED)
1,550   Oracle Corp.* ..........................  $   14,679
1,250   Veritas Software Corp.* ................      24,738
                                                  ----------
                                                     157,022
                                                  ----------
        RADIO TELEPHONE COMMUNICATIONS - 0.5%
1,350   Vodafone Group Plc - ADR ...............      18,428
                                                  ----------
        RETAILERS - 5.4%
  600   Bed Bath & Beyond, Inc.* ...............      22,644
  500   Costco Wholesale Corp.* ................      19,310
1,100   Target Corp. ...........................      41,910
  400   Walgreen Co. ...........................      15,452
1,750   Wal-Mart Stores, Inc. ..................      96,268
                                                  ----------
                                                     195,584
                                                  ----------
        TELEPHONE SYSTEMS - 1.6%
  550   Bellsouth Corp. ........................      17,325
1,300   SBC Communications, Inc. ...............      39,650
                                                  ----------
                                                      56,975
                                                  ----------
        TRANSPORTATION - 1.3%
  400   Canadian National Railway Co. ..........      20,720
  950   Carnival Corp. .........................      26,306
                                                  ----------
                                                      47,026
                                                  ----------
        TOTAL COMMON STOCKS
          (Cost $3,810,853) ....................  $3,332,250
                                                  ----------
        MUTUAL FUNDS - 4.1%
        FINANCIAL SERVICES - 4.1%
1,500   S&P 500 Depositary Receipt                $  148,440
          (Cost $152,650) ......................
                                                  ----------

        TOTAL INVESTMENTS - 96.8%
          (Cost $3,963,503) ....................   3,480,690
        Other Assets and Liabilities
          (net) - 3.2% .........................     113,366
                                                  ----------
        TOTAL NET ASSETS - 100.0% ..............  $3,594,056
                                                  ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS - 99.6%
         ADVERTISING - 0.2%
    500  Omnicom Group ..........................  $    22,900
                                                   -----------
         AEROSPACE & DEFENSE - 0.6%
    500  Boeing Co. .............................       22,500
    900  Honeywell International, Inc. ..........       31,707
    200  Lockheed Martin Corp. ..................       13,900
                                                   -----------
                                                        68,107
                                                   -----------
         AIRLINES - 0.3%
    100  AMR Corp.* .............................        1,686
    600  Delta Air Lines, Inc. ..................       12,000
    300  FedEx Corp. ............................       16,020
    100  Southwest Airlines, Inc. ...............        1,616
                                                   -----------
                                                        31,322
                                                   -----------
         APPAREL RETAILERS - 0.8%
  1,100  Abercrombie & Fitch Co. - Class A* .....       26,532
    900  Kohls Corp.* ...........................       63,072
    100  Limited, Inc. ..........................        2,130
                                                   -----------
                                                        91,734
                                                   -----------
         AUTOMOTIVE - 1.8%
  1,900  Delphi Automotive Systems ..............       25,080
  1,500  Ford Motor Co. .........................       24,000
  1,800  General Motors Corp. ...................       96,210
    200  ITT Industries, Inc. ...................       14,120
    300  Lear Corp.* ............................       13,875
    100  Paccar, Inc. ...........................        4,439
    600  Rockwell International Corp. ...........       11,988
    700  Visteon Corp. ..........................        9,940
                                                   -----------
                                                       199,652
                                                   -----------
         BANKING - 12.5%
    300  American Express Co. ...................       10,896
    300  AmeriCredit Corp.* .....................        8,415
    400  Amsouth Bancorporation .................        8,952
    300  Bank of America Corp. ..................       21,108
  2,400  Bank One Corp. .........................       92,352
  1,400  Capital One Financial Corp. ............       85,470
  8,900  Citigroup, Inc. ........................      344,875
    200  Compass Bancshares, Inc. ...............        6,720
  1,100  FHLMC ..................................       67,320
  3,300  Fleet Boston Financial Corp. ...........      106,755
  1,900  FNMA ...................................      140,125
    600  Greenpoint Financial Corp. .............       29,460
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         BANKING (CONTINUED)
    400  Hibernia Corp. - Class A ...............  $     7,916
  1,300  Household International, Inc. ..........       64,610
    200  IndyMac Bancorp, Inc.* .................        4,536
    400  North Fork Bancorporation ..............       15,924
    400  Northern Trust Corp. ...................       17,624
  1,100  PNC Bank Corp. .........................       57,508
    200  Southtrust Corp. .......................        5,224
    500  Suntrust Banks, Inc. ...................       33,860
  5,400  US Bancorp .............................      126,090
    100  Wachovia Corp. .........................        3,818
  2,800  Washington Mutual, Inc. ................      103,908
                                                   -----------
                                                     1,363,466
                                                   -----------
         BEVERAGES, FOOD & TOBACCO - 5.6%
  4,300  Coca-Cola Co. ..........................      240,800
    800  Kellogg Co. ............................       28,688
  1,300  Kraft Foods, Inc. - Class A ............       53,235
    900  Pepsico, Inc. ..........................       43,380
  3,500  Philip Morris Companies, Inc. ..........      152,880
  1,000  Sysco Corp. ............................       27,220
  1,100  Unilever N.V. ..........................       71,280
                                                   -----------
                                                       617,483
                                                   -----------
         BUILDING MATERIALS - 1.8%
  4,100  Home Depot, Inc. .......................      150,593
  1,100  Lowe's Co. .............................       49,940
                                                   -----------
                                                       200,533
                                                   -----------
         CHEMICALS - 1.8%
    800  Air Products & Chemicals, Inc. .........       40,376
    300  Dow Chemical Co. .......................       10,314
    600  Du Pont (E.I.) de Nemours ..............       26,640
    500  Eastman Chemical Co. ...................       23,450
    300  Lyondell Chemical Co. ..................        4,530
    700  PPG Industries, Inc. ...................       43,330
    800  Praxair, Inc. ..........................       45,576
                                                   -----------
                                                       194,216
                                                   -----------
         COMMERCIAL SERVICES - 1.2%
  2,600  Cendant Corp.* .........................       41,288
    400  eBay, Inc.* ............................       24,648
    400  KPMG Consulting, Inc.* .................        5,944
    200  Monsanto Co. ...........................        3,560
  2,100  Waste Management, Inc. .................       54,705
                                                   -----------
                                                       130,145
                                                   -----------

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS (CONTINUED)
         COMMUNICATIONS - 0.6%
  1,100  American Tower Corp. - Class A* ........  $     3,795
  3,500  Motorola, Inc. .........................       50,470
    500  Nortel Networks Corp.* .................          725
    200  Qualcomm, Inc.* ........................        5,498
                                                   -----------
                                                        60,488
                                                   -----------
         COMPUTER INTEGRATED SYSTEMS DESIGN - 0.2%
  4,400  Sun Microsystems, Inc.* ................       22,044
                                                   -----------
         COMPUTER SOFTWARE & PROCESSING - 0.1%
    400  Electronic Data Systems Corp. ..........       14,860
                                                   -----------
         COMPUTERS & INFORMATION - 4.4%
 12,200  Cisco Systems, Inc.* ...................      170,190
  3,600  Dell Computer Corp.* ...................       94,104
  1,100  EMC Corp.* .............................        8,305
  6,400  Hewlett-Packard Co. ....................       97,792
  1,600  International Business Machines               115,200
           Corp. ................................
                                                   -----------
                                                       485,591
                                                   -----------
         COSMETICS & PERSONAL CARE - 3.1%
    200  Colgate-Palmolive Co. ..................       10,010
  2,400  Gillette Co. ...........................       81,288
  2,800  Procter & Gamble Co. ...................      250,040
                                                   -----------
                                                       341,338
                                                   -----------
         DATA PROCESSING AND PREPARATION - 1.0%
  1,600  Automatic Data Processing ..............       69,680
  1,300  NCR Corp.* .............................       44,980
                                                   -----------
                                                       114,660
                                                   -----------
         ELECTRIC UTILITIES - 2.9%
    400  Cinergy Corp. ..........................       14,396
    700  Constellation Energy Group, Inc. .......       20,538
    800  Dominion Resources, Inc. ...............       52,960
    700  DTE Energy Co. .........................       31,248
    100  Edison International* ..................        1,700
  1,504  Entergy Corp. ..........................       63,830
    200  FirstEnergy Corp. ......................        6,676
  2,100  PG&E Corp.* ............................       37,569
    300  Pinnacle West Capital Corp. ............       11,850
    300  Potomac Electric Power .................        6,444
    700  Progress Energy, Inc. ..................       36,407
    900  Reliant Energy, Inc. ...................       15,210
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         ELECTRIC UTILITIES (CONTINUED)
    300  Wisconsin Energy Corp. .................  $     7,581
    900  XCEL Energy, Inc. ......................       15,093
                                                   -----------
                                                       321,502
                                                   -----------
         ELECTRICAL EQUIPMENT - 0.2%
    100  Cooper Industries Ltd. - Class A .......        3,930
    300  Emerson Electric Co. ...................       16,053
                                                   -----------
                                                        19,983
                                                   -----------
         ELECTRONICS - 2.9%
  1,200  Altera Corp.* ..........................       16,320
    200  Analog Devices, Inc.* ..................        5,940
    400  Applied Micro Circuits Corp.* ..........        1,892
    400  Broadcom Corp. - Class A* ..............        7,016
  8,600  Intel Corp. ............................      157,122
    700  Linear Technology Corp. ................       22,001
    300  LSI Logic Corp.* .......................        2,625
    400  Maxim Integrated Products* .............       15,332
    900  PMC-Sierra, Inc.* ......................        8,343
  2,500  Texas Instruments, Inc. ................       59,250
    900  Xilinx, Inc.* ..........................       20,187
                                                   -----------
                                                       316,028
                                                   -----------
         ENTERTAINMENT & LEISURE - 0.6%
    700  Hasbro, Inc. ...........................        9,492
  1,900  Liberty Media Corp. - Class A* .........       19,000
  1,700  Mattel, Inc. ...........................       35,836
    200  Park Place Entertainment Corp.* ........        2,050
                                                   -----------
                                                        66,378
                                                   -----------
         FINANCIAL SERVICES - 2.8%
    100  CarrAmerica Realty Corp. REIT ..........        3,085
  1,900  Countrywide Credit Industries, Inc. ....       91,675
  2,300  E*trade Group, Inc.* ...................       12,558
    400  Equity Office Properties Trust REIT ....       12,040
    200  General Growth Properties, Inc. REIT ...       10,200
    700  Goldman Sachs Group, Inc. ..............       51,345
  1,200  Morgan Stanley Dean Witter & Co. .......       51,696
    200  Prologis Trust REIT ....................        5,200
  4,400  Schwab (Charles) Corp. .................       49,280
    500  Stilwell Financial, Inc. ...............        9,100
    400  T. Rowe Price Group, Inc. ..............       13,152
                                                   -----------
                                                       309,331
                                                   -----------

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS (CONTINUED)
         FOOD RETAILERS - 0.2%
    600  Albertson's, Inc. ......................  $    18,276
                                                   -----------
         FOREST PRODUCTS & PAPER - 0.2%
    600  Georgia-Pacific Group ..................       14,748
    100  Temple-Inland, Inc. ....................        5,786
                                                   -----------
                                                        20,534
                                                   -----------
         HEALTH CARE PROVIDERS - 0.9%
    900  HCA - The Healthcare Co. ...............       42,750
  1,100  Human Genome Sciences, Inc.* ...........       14,740
    500  Tenet Healthcare Corp.* ................       35,775
                                                   -----------
                                                        93,265
                                                   -----------
         HEAVY MACHINERY - 3.1%
  2,500  Applied Materials, Inc.* ...............       47,550
  1,000  Baker Hughes, Inc. .....................       33,290
    400  Caterpillar, Inc. ......................       19,580
    600  Cooper Cameron Corp.* ..................       29,052
    100  Deere & Co. ............................        4,790
    300  Grainger (W.W.), Inc. ..................       15,030
    800  Ingersoll-Rand Co. - Class A ...........       36,528
  2,200  United Technologies Corp. ..............      149,380
                                                   -----------
                                                       335,200
                                                   -----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 4.0%
  1,500  Gemstar-TV Guide International,                 8,085
           Inc.* ................................
 13,500  General Electric Co. ...................      392,175
    400  Johnson Controls, Inc. .................       32,644
                                                   -----------
                                                       432,904
                                                   -----------
         HOUSEHOLD PRODUCTS - 0.0%
    300  Corning, Inc.* .........................        1,065
                                                   -----------
         INDUSTRIAL - DIVERSIFIED - 0.7%
    100  Danaher Corp. ..........................        6,635
  5,100  Tyco International Ltd. ................       68,901
                                                   -----------
                                                        75,536
                                                   -----------
         INFORMATION RETRIEVAL SERVICES - 0.5%
  4,000  AOL Time Warner, Inc.* .................       58,840
                                                   -----------
         INSURANCE - 5.3%
    300  Aetna, Inc. ............................       14,391
    700  AMBAC Financial Group, Inc. ............       47,040
  2,000  American International Group ...........      136,460
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         INSURANCE (CONTINUED)
    400  Chubb Corp. ............................  $    28,320
    700  Cigna Corp. ............................       68,194
    300  Hartford Financial Services Group ......       17,841
    100  John Hancock Financial Services ........        3,520
    700  Lincoln National Corp. .................       29,400
    700  MBIA, Inc. .............................       39,571
  1,100  Metlife, Inc. ..........................       31,680
    200  Protective Life Corp. ..................        6,620
  1,300  Prudential Financial, Inc.* ............       43,368
    900  Torchmark Corp. ........................       34,380
    200  Travelers Property Casualty Corp. -             3,540
           Class A* .............................
    600  UnumProvident Corp. ....................       15,270
    400  Wellpoint Health Networks* .............       31,124
    300  XL Capital Ltd. - Class A ..............       25,410
                                                   -----------
                                                       576,129
                                                   -----------
         LODGING - 0.3%
    700  Marriott International, Inc. -                 26,635
           Class A ..............................
    200  Starwood Hotels & Resorts World ........        6,578
                                                   -----------
                                                        33,213
                                                   -----------
         MEDIA - BROADCASTING & PUBLISHING - 2.7%
  2,000  Charter Communications, Inc. -                  8,160
           Class A* .............................
    100  Clear Channel Communications* ..........        3,202
  2,600  Comcast Corp. - Class A* ...............       61,984
    400  Cox Communications, Inc. -                     11,020
           Class A* .............................
    400  Fox Entertainment Group, Inc. -                 8,700
           Class A* .............................
    900  Gannett Co., Inc. ......................       68,310
    900  Tribune Co. ............................       39,150
  2,100  Viacom, Inc. - Class B* ................       93,177
                                                   -----------
                                                       293,703
                                                   -----------
         MEDICAL SUPPLIES - 2.0%
    200  Bard (C.R.), Inc. ......................       11,316
  1,100  Baxter International, Inc. .............       48,895
  1,000  Becton Dickinson & Co. .................       34,450
    100  Biomet, Inc. ...........................        2,712
    300  Eaton Corp. ............................       21,825
  1,600  Guidant Corp.* .........................       48,368
    600  Medtronic, Inc. ........................       25,710

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS (CONTINUED)
         MEDICAL SUPPLIES (CONTINUED)
    200  St. Jude Medical, Inc.* ................  $    14,770
    200  Stryker Corp. ..........................       10,702
                                                   -----------
                                                       218,748
                                                   -----------
         METALS - 1.2%
  1,100  Alcan, Inc. ............................       41,272
  2,100  Alcoa, Inc. ............................       69,615
    500  Inco Ltd.* .............................       11,320
    400  United States Steel Corp. ..............        7,956
                                                   -----------
                                                       130,163
                                                   -----------
         OIL & GAS - 7.2%
  1,000  Anadarko Petroleum Corp. ...............       49,300
  2,600  ChevronTexaco Corp. ....................      230,100
    600  Conoco, Inc. ...........................       16,680
    700  Devon Energy Corp. .....................       34,496
    700  Diamond Offshore Drilling, Inc. ........       19,950
  3,100  Dynegy, Inc. - Class A .................       22,320
  1,200  El Paso Corp. ..........................       24,732
  9,000  Exxon Mobil Corp. ......................      368,280
    300  Royal Dutch Petroleum Co. ..............       16,581
    200  Transocean Sedco Forex, Inc. ...........        6,230
    100  Valero Energy Corp. ....................        3,742
                                                   -----------
                                                       792,411
                                                   -----------
         PHARMACEUTICALS - 10.4%
  1,900  Abbott Laboratories ....................       71,535
  2,000  Amgen, Inc.* ...........................       83,760
    600  Cardinal Health, Inc. ..................       36,846
    800  Forest Laboratories - Class A* .........       56,640
    400  Immunex Corp.* .........................        8,936
  3,300  Johnson & Johnson ......................      172,458
  1,900  Lilly (Eli) & Co. ......................      107,160
    200  McKesson Corp. .........................        6,540
  1,600  Medimmune, Inc.* .......................       42,240
    900  Merck & Co., Inc. ......................       45,576
  6,700  Pfizer, Inc. ...........................      234,500
  1,800  Pharmacia Corp. ........................       67,410
    100  Schering-Plough Corp. ..................        2,460
    500  Vertex Pharmaceuticals, Inc.* ..........        8,140
    100  Watson Pharmaceuticals, Inc.* ..........        2,527
  3,700  Wyeth ..................................      189,440
                                                   -----------
                                                     1,136,168
                                                   -----------
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         PREPACKAGED SOFTWARE - 4.4%
  1,400  BEA Systems, Inc.* .....................  $    13,314
    700  Brocade Communications System, Inc.* ...       12,236
    500  Citrix Systems, Inc.* ..................        3,020
  7,500  Microsoft Corp.* .......................      410,250
  4,500  Oracle Corp.* ..........................       42,615
    200  Rational Software Corp.* ...............        1,642
    200  Veritas Software Corp.* ................        3,958
                                                   -----------
                                                       487,035
                                                   -----------
         RESTAURANTS - 0.6%
  1,400  McDonald's Corp. .......................       39,830
  1,000  Yum! Brands, Inc.* .....................       29,250
                                                   -----------
                                                        69,080
                                                   -----------
         RETAILERS - 4.8%
    900  Bed Bath & Beyond, Inc.* ...............       33,966
    600  CVS Corp. ..............................       18,360
  1,200  Federated Department Stores* ...........       47,640
    500  MAY Department Stores Co. ..............       16,465
    400  Pier 1 Imports, Inc. ...................        8,400
    100  Sears, Roebuck & Co. ...................        5,430
  1,800  Target Corp. ...........................       68,580
  2,800  TJX Cos., Inc. .........................       54,908
  4,500  Wal-Mart Stores, Inc. ..................      247,545
    500  Walgreen Co. ...........................       19,315
                                                   -----------
                                                       520,609
                                                   -----------
         TELEPHONE SYSTEMS - 4.2%
  4,000  AT&T Corp. .............................       42,800
  5,800  AT&T Wireless Services, Inc.* ..........       33,930
  2,700  Bellsouth Corp. ........................       85,050
  2,800  SBC Communications, Inc. ...............       85,400
    600  Sprint Corp. (FON Group) ...............        6,366
  5,700  Sprint Corp. (PCS Group)* ..............       25,479
  4,400  Verizon Communications .................      176,660
                                                   -----------
                                                       455,685
                                                   -----------
         TEXTILES, CLOTHING & FABRICS - 0.6%
    900  Jones Apparel Group, Inc.* .............       33,750
    600  NIKE, Inc. - Class B ...................       32,190
                                                   -----------
                                                        65,940
                                                   -----------
         TRANSPORTATION - 0.9%
    700  Burlington Northern Santa Fe Co. .......       21,000
  1,500  Carnival Corp. .........................       41,535

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS (CONTINUED)
         TRANSPORTATION (CONTINUED)
    300  CSX Corp. ..............................  $    10,515
    200  Norfolk Southern Corp. .................        4,676
    300  Union Pacific Corp. ....................       18,984
                                                   -----------
                                                        96,710
                                                   -----------

         TOTAL INVESTMENTS - 99.6%
           (Cost $12,759,678) ...................   10,902,975
         Other Assets and Liabilities
           (net) - 0.4% .........................       46,458
                                                   -----------
         TOTAL NET ASSETS - 100.0% ..............  $10,949,433
                                                   ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         REIT - Real Estate Investment Trust
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS - 93.3%
         AEROSPACE & DEFENSE - 1.4%
  4,400  Honeywell International, Inc. ..........  $   155,012
                                                   -----------
         APPAREL RETAILERS - 1.2%
  9,600  Gap, Inc. ..............................      136,320
                                                   -----------
         BANKING - 16.5%
  4,000  American Express Co. ...................      145,280
  2,100  Bank of America Corp. ..................      147,756
  4,200  Bank of New York Co., Inc. .............      141,750
  2,200  FHLMC ..................................      134,640
  4,800  Fleet Boston Financial Corp. ...........      155,280
  2,900  Household International, Inc. ..........      144,130
  4,000  JP Morgan Chase & Co. ..................      135,680
  4,200  MBNA Corp. .............................      138,894
  8,600  US Bancorp .............................      200,810
  4,500  Wachovia Corp. .........................      171,810
  3,900  Washington Mutual, Inc. ................      144,729
  3,500  Wells Fargo Co. ........................      175,210
                                                   -----------
                                                     1,835,969
                                                   -----------
         BEVERAGES, FOOD & TOBACCO - 5.4%
  2,100  General Mills, Inc. ....................       92,568
  4,000  Philip Morris Companies, Inc. ..........      174,720
  2,600  RJ Reynolds Tobacco Holdings, Inc. .....      139,750
  6,400  Safeway, Inc.* .........................      186,816
                                                   -----------
                                                       593,854
                                                   -----------
         CHEMICALS - 1.2%
  3,900  Dow Chemical Co. .......................      134,082
                                                   -----------
         COMMUNICATIONS - 5.4%
 13,100  Comverse Technology, Inc.* .............      121,306
 68,800  Lucent Technologies, Inc.* .............      114,208
 10,400  Motorola, Inc. .........................      149,968
 14,600  Nokia Oyj - ADR ........................      211,408
                                                   -----------
                                                       596,890
                                                   -----------
         COMPUTER INTEGRATED SYSTEMS DESIGN - 1.9%
 10,600  3Com Corp.* ............................       46,640
 33,400  Sun Microsystems, Inc.* ................      167,334
                                                   -----------
                                                       213,974
                                                   -----------
         COMPUTER SOFTWARE & PROCESSING - 0.0%
    875  Genuity, Inc. - Class A* ...............        3,325
                                                   -----------
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMPUTERS & INFORMATION - 4.9%
  5,400  Dell Computer Corp.* ...................  $   141,156
 13,400  Hewlett-Packard Co. ....................      204,752
  1,100  International Business Machines                79,200
           Corp. ................................
 19,200  Solectron Corp.* .......................      118,080
                                                   -----------
                                                       543,188
                                                   -----------
         ELECTRIC UTILITIES - 1.3%
  3,700  American Electric Power ................      148,074
                                                   -----------
         ELECTRONICS - 1.7%
    395  Agere Systems, Inc.* ...................          553
  9,709  Agere Systems, Inc. - Class B* .........       14,564
  6,300  General Motors Corp. - Class H* ........       65,520
  1,200  Intel Corp. ............................       21,924
  2,900  National Semiconductor Corp.* ..........       84,593
                                                   -----------
                                                       187,154
                                                   -----------
         ENTERTAINMENT & LEISURE - 3.2%
 17,300  Liberty Media Corp. - Class A* .........      173,000
  9,000  News Corp. Ltd - ADR ...................      177,750
                                                   -----------
                                                       350,750
                                                   -----------
         FINANCIAL SERVICES - 7.0%
  3,800  Equity Office Properties Trust REIT ....      114,380
  2,100  Goldman Sachs Group, Inc. ..............      154,035
  4,600  Merrill Lynch & Co. ....................      186,300
  3,200  Morgan Stanley Dean Witter & Co. .......      137,856
  7,800  Waddell & Reed Financial, Inc. -              178,776
           Class A ..............................
                                                   -----------
                                                       771,347
                                                   -----------
         FOREST PRODUCTS & PAPER - 3.4%
  4,100  International Paper Co. ................      178,678
  3,200  Kimberly-Clark Corp. ...................      198,400
                                                   -----------
                                                       377,078
                                                   -----------
         HEALTH CARE PROVIDERS - 1.5%
  3,500  HCA - The Healthcare Co. ...............      166,250
                                                   -----------
         HEAVY MACHINERY - 1.0%
  1,700  United Technologies Corp. ..............      115,430
                                                   -----------
         INSURANCE - 4.3%
  2,500  American International Group ...........      170,575

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS (CONTINUED)
         INSURANCE (CONTINUED)
  5,000  Manulife Financial Corp. ...............  $   143,000
  1,900  XL Capital Ltd. - Class A ..............      160,930
                                                   -----------
                                                       474,505
                                                   -----------
         LODGING - 0.7%
  2,275  MGM Mirage, Inc.* ......................       76,781
                                                   -----------
         METALS - 1.9%
  6,500  Alcoa, Inc. ............................      215,475
                                                   -----------
         OIL & GAS - 9.3%
    800  Anadarko Petroleum Corp. ...............       39,440
  3,700  Burlington Resources, Inc. .............      140,600
  5,100  Conoco, Inc. ...........................      141,780
  8,900  El Paso Corp. ..........................      183,429
  3,600  Marathon Oil Corp. .....................       97,632
  2,200  Royal Dutch Petroleum Co. ..............      121,594
  2,000  Total Fina SA - ADR ....................      161,800
  3,900  Transocean Sedco Forex, Inc. ...........      121,485
  4,488  Williams Cos., Inc. ....................       26,883
                                                   -----------
                                                     1,034,643
                                                   -----------
         PHARMACEUTICALS - 7.5%
  1,100  Lilly (Eli) & Co. ......................       62,040
  1,300  Merck & Co., Inc. ......................       65,832
  3,400  Novartis AG - ADR ......................      149,022
  4,400  Pfizer, Inc. ...........................      154,000
  5,000  Pharmacia Corp. ........................      187,250
  8,600  Schering-Plough Corp. ..................      211,560
                                                   -----------
                                                       829,704
                                                   -----------
         PREPACKAGED SOFTWARE - 0.3%
  2,100  Computer Associates International,             33,369
           Inc. .................................
                                                   -----------
         RESTAURANTS - 1.5%
  5,800  McDonald's Corp. .......................      165,010
                                                   -----------
                                                      VALUE
SHARES                                              (NOTE 1)
------                                              --------
         RETAILERS - 2.7%
  2,900  Costco Wholesale Corp.* ................  $   111,998
  4,700  Federated Department Stores* ...........      186,590
                                                   -----------
                                                       298,588
                                                   -----------
         TELEPHONE SYSTEMS - 7.3%
 15,200  AT&T Corp. .............................      162,640
 26,700  AT&T Wireless Services, Inc.* ..........      156,195
 10,900  Qwest Communications International* ....       30,520
  2,700  SBC Communications, Inc. ...............       82,350
 11,300  Sprint Corp. (FON Group) ...............      119,893
  6,300  Verizon Communications .................      252,945
                                                   -----------
                                                       804,543
                                                   -----------
         TRANSPORTATION - 0.8%
  1,700  Canadian National Railway Co. ..........       88,060
                                                   -----------
         TOTAL COMMON STOCKS
           (Cost $11,769,830) ...................  $10,349,375
                                                   -----------
         PREFERRED STOCK - 0.6%
         Ford Motor Co. Capital Trust II, 6.5%,
           due 01/30/32
           (Cost $65,564) .......................
  1,300                                            $    73,125
                                                   -----------

         TOTAL INVESTMENTS - 93.9%
           (Cost $11,835,394) ...................   10,422,500
         Other Assets and Liabilities
           (net) - 6.1% .........................      673,944
                                                   -----------
         TOTAL NET ASSETS - 100.0% ..............  $11,096,444
                                                   ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         REIT - Real Estate Investment Trust
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS - 94.2%
         ADVERTISING - 4.1%
  6,100  Interpublic Group Cos., Inc. ...........  $  151,036
  2,150  Omnicom Group ..........................      98,470
                                                   ----------
                                                      249,506
                                                   ----------
         APPAREL RETAILERS - 2.5%
 10,450  Gap, Inc. ..............................     148,390
                                                   ----------
         BANKING - 13.7%
  1,700  Bank of America Corp. ..................     119,612
  1,800  Bank of New York Co., Inc. .............      60,750
  2,800  Bank One Corp. .........................     107,744
  2,950  Citigroup, Inc. ........................     114,312
  2,250  FHLMC ..................................     137,700
  3,600  Fleet Boston Financial Corp. ...........     116,460
  5,040  JP Morgan Chase & Co. ..................     170,957
                                                   ----------
                                                      827,535
                                                   ----------
         BEVERAGES, FOOD & TOBACCO - 1.2%
  2,500  Safeway, Inc.* .........................      72,975
                                                   ----------
         COMMERCIAL SERVICES - 8.6%
  5,200  Cendant Corp.* .........................      82,576
  4,350  H&R Block, Inc. ........................     200,752
  2,300  Robert Half International, Inc.* .......      53,590
  7,100  Waste Management, Inc. .................     184,955
                                                   ----------
                                                      521,873
                                                   ----------
         COMMUNICATIONS - 2.8%
  2,900  Koninklijke (Royal) Philips Electronics       80,040
           NV - ADR .............................
  6,100  Motorola, Inc. .........................      87,962
                                                   ----------
                                                      168,002
                                                   ----------
         DATA PROCESSING AND PREPARATION - 5.6%
  6,850  Ceridian Corp.* ........................     130,013
  2,750  First Data Corp. .......................     102,300
  5,800  IMS Health, Inc. .......................     104,110
                                                   ----------
                                                      336,423
                                                   ----------
         ELECTRIC UTILITIES - 3.3%
  2,700  Duke Energy Corp. ......................      83,970
  5,900  Mirant Corp.* ..........................      43,070
  3,900  PG&E Corp.* ............................      69,771
                                                   ----------
                                                      196,811
                                                   ----------
         ELECTRONICS - 2.6%
  1,900  Altera Corp.* ..........................      25,840
                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         ELECTRONICS (CONTINUED)
  2,600  Integrated Device Technology, Inc.* ....  $   47,164
  2,700  LSI Logic Corp.* .......................      23,625
  1,800  Novellus Systems, Inc.* ................      61,200
                                                   ----------
                                                      157,829
                                                   ----------
         ENTERTAINMENT & LEISURE - 3.1%
  4,500  Disney (Walt) Co. ......................      85,050
  4,950  Mattel, Inc. ...........................     104,346
                                                   ----------
                                                      189,396
                                                   ----------
         FINANCIAL SERVICES - 5.6%
  3,100  Merrill Lynch & Co. ....................     125,550
  2,850  Morgan Stanley Dean Witter & Co. .......     122,778
  4,940  Stilwell Financial, Inc. ...............      89,908
                                                   ----------
                                                      338,236
                                                   ----------
         FOOD RETAILERS - 2.6%
  7,850  Kroger Co.* ............................     156,215
                                                   ----------
         HEALTH CARE PROVIDERS - 2.6%
    650  Anthem, Inc.* ..........................      43,862
  1,250  Health Management Associates, Inc. -          25,187
           Class A* .............................
    950  UnitedHealth Group, Inc. ...............      86,972
                                                   ----------
                                                      156,021
                                                   ----------
         HEAVY MACHINERY - 3.4%
  1,600  American Standard Cos.* ................     120,160
  1,800  Parker Hannifin Corp. ..................      86,022
                                                   ----------
                                                      206,182
                                                   ----------
         INDUSTRIAL - DIVERSIFIED - 2.6%
 11,750  Tyco International Ltd. ................     158,743
                                                   ----------
         INSURANCE - 8.7%
  4,250  ACE Ltd. ...............................     134,300
  1,350  Cigna Corp. ............................     131,517
    950  MGIC Investment Corp. ..................      64,410
  1,950  Radian Group, Inc. .....................      95,258
  4,000  UnumProvident Corp. ....................     101,800
                                                   ----------
                                                      527,285
                                                   ----------
         LODGING - 1.2%
  2,300  Starwood Hotels & Resorts World ........      75,647
                                                   ----------
         MEDICAL SUPPLIES - 2.3%
  5,100  Waters Corp.* ..........................     136,170
                                                   ----------

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         COMMON STOCKS (CONTINUED)
         METALS - 3.0%
  1,450  Alcoa, Inc. ............................  $   48,068
  4,900  Masco Corp. ............................     132,839
                                                   ----------
                                                      180,907
                                                   ----------
         OIL & GAS - 8.5%
  5,000  Ensco International, Inc. ..............     136,300
  2,650  Nabors Industries Ltd.* ................      93,545
  4,700  Transocean Sedco Forex, Inc. ...........     146,405
  3,250  Weatherford International Ltd.* ........     140,400
                                                   ----------
                                                      516,650
                                                   ----------
         PHARMACEUTICALS - 2.0%
  2,800  Bristol-Myers Squibb Co. ...............      71,960
  1,450  McKesson Corp. .........................      47,415
                                                   ----------
                                                      119,375
                                                   ----------
         PREPACKAGED SOFTWARE - 2.3%
  8,950  Computer Associates International,           142,216
           Inc. .................................
                                                   ----------
                                                     VALUE
SHARES                                              (NOTE 1)
------                                              --------
         RESTAURANTS - 0.3%
    700  Yum! Brands, Inc.* .....................  $   20,475
                                                   ----------
         RETAILERS - 1.6%
  2,600  Target Corp. ...........................      99,060
                                                   ----------

         TOTAL INVESTMENTS - 94.2%
           (Cost $6,216,799) ....................   5,701,922
         Other Assets and Liabilities
           (net) - 5.8% .........................     349,950
                                                   ----------
         TOTAL NET ASSETS - 100.0% ..............  $6,051,872
                                                   ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                       VALUE
 SHARES                                              (NOTE 1)
 ------                                              --------
          COMMON STOCKS - 60.8%
          APPAREL RETAILERS - 0.2%
   2,100  Gap, Inc. ..............................  $    29,820
                                                    -----------
          BANKING - 15.8%
  11,950  FHLMC ..................................      731,340
  15,300  Fleet Boston Financial Corp. ...........      494,955
   3,300  Household International, Inc. ..........      164,010
  15,200  JP Morgan Chase & Co. ..................      515,584
                                                    -----------
                                                      1,905,889
                                                    -----------
          COMMERCIAL SERVICES - 0.3%
   2,300  Halliburton Co. ........................       36,662
                                                    -----------
          COMMUNICATIONS - 0.9%
   5,550  Echostar Communications Corp. -               103,008
            Class A* .............................
                                                    -----------
          COMPUTER INTEGRATED SYSTEMS DESIGN - 0.9%
  21,800  Sun Microsystems, Inc.* ................      109,218
                                                    -----------
          COMPUTERS & INFORMATION - 8.3%
  19,600  Cisco Systems, Inc.* ...................      273,420
  65,400  EMC Corp.* .............................      493,770
  15,473  Hewlett-Packard Co. ....................      236,427
                                                    -----------
                                                      1,003,617
                                                    -----------
          ELECTRIC UTILITIES - 3.8%
   6,650  Exelon Corp. ...........................      347,795
   5,050  NiSource, Inc. .........................      110,242
                                                    -----------
                                                        458,037
                                                    -----------
          ELECTRONICS - 5.0%
  22,000  Flextronics International Ltd.* ........      156,860
  42,700  General Motors Corp. - Class H* ........      444,080
                                                    -----------
                                                        600,940
                                                    -----------
          FINANCIAL SERVICES - 3.4%
   2,200  Countrywide Credit Industries, Inc. ....      106,150
   7,600  Merrill Lynch & Co. ....................      307,800
                                                    -----------
                                                        413,950
                                                    -----------
          HEALTH CARE PROVIDERS - 0.7%
   6,600  Healthsouth Corp.* .....................       84,414
                                                    -----------
          INDUSTRIAL - DIVERSIFIED - 2.0%
  17,900  Tyco International Ltd. ................      241,829
                                                    -----------
          INSURANCE - 1.6%
   5,500  John Hancock Financial Services ........      193,600
                                                    -----------
                                                       VALUE
 SHARES                                              (NOTE 1)
 ------                                              --------
          METALS - 2.1%
   6,600  Alcan, Inc. ............................  $   247,632
                                                    -----------
          OIL & GAS - 6.8%
   2,600  Anadarko Petroleum Corp. ...............      128,180
     500  Apache Corp. ...........................       28,740
  21,600  El Paso Corp. ..........................      445,176
   7,000  Transocean Sedco Forex, Inc. ...........      218,050
                                                    -----------
                                                        820,146
                                                    -----------
          PREPACKAGED SOFTWARE - 3.0%
  15,300  Computer Associates International,            243,117
            Inc. .................................
   2,200  Microsoft Corp.* .......................      120,340
                                                    -----------
                                                        363,457
                                                    -----------
          RESTAURANTS - 2.4%
  10,300  McDonald's Corp. .......................      293,035
                                                    -----------
          RETAILERS - 2.7%
   4,330  CVS Corp. ..............................      132,498
   9,900  Dollar General Corp. ...................      188,397
                                                    -----------
                                                        320,895
                                                    -----------
          TELEPHONE SYSTEMS - 0.9%
   3,200  SBC Communications, Inc. ...............       97,600
     678  WorldCom, Inc. - MCI Group .............           61
 109,100  WorldCom, Inc. - WorldCom Group* .......        9,819
                                                    -----------
                                                        107,480
                                                    -----------
          TOTAL COMMON STOCKS
            (Cost $9,356,580) ....................  $ 7,333,629
                                                    -----------

  PAR
 VALUE
 -----

          DEBT OBLIGATIONS - 33.5%
          CORPORATE DEBT - 13.7%
          AES Corp., 8.75%, due 06/15/08 .........
 125,000                                                 80,625
          AOL Time Warner, Inc., 7.7%,
            due 05/01/32 .........................
 225,000                                                200,134
          Citigroup, Inc., 6%, due 02/21/12 ......
  50,000                                                 50,293
          Conseco Finance Trust III, 8.796%,
            due 04/01/27 .........................
 275,000                                                 50,875
          Ford Motor Co., 7.45%, due 07/16/31 ....
 100,000                                                 93,348
          General Electric Capital Corp., 6%,
            due 06/15/12 .........................
 115,000                                                114,455

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2002

  PAR                                                  VALUE
 VALUE                                               (NOTE 1)
 -----                                               --------

          DEBT OBLIGATIONS (CONTINUED)
          CORPORATE DEBT (CONTINUED)
          General Motors, 6.75%, due 01/15/06 ....
 125,000                                            $   129,878
          National Rural Utilities, 6%,
            due 05/15/06 .........................
 125,000                                                128,535
          Qwest Corp. 144A, 8.875%,
            due 03/15/12 .........................
 200,000                                                179,000
          Sprint Capital Corp., 8.75%,
            due 03/15/32 .........................
 110,000                                                 82,902
          Textron Financial Corp., 7.125%,
            due 12/09/04 .........................
 200,000                                                210,718
          Verizon Global Funding Corp., 7.75%,
            due 12/01/30 .........................
 135,000                                                130,634
          Verizon Global Funding Corp., 7.75%,
            due 06/15/32 .........................
  85,000                                                 82,032
          WCG Note Trust, 144A, 8.25%,
            due 03/15/04 .........................
 125,000                                                115,708
                                                    -----------
                                                      1,649,137
                                                    -----------
          U.S. GOVERNMENT - 19.8%
          FNMA, 6.25%, due 02/01/11 ..............
 125,000                                                131,613
          US Treasury Bond, 5.25%,
            due 02/15/29 .........................
  75,000                                                 70,577
          US Treasury Bond, 6.25%,
            due 05/15/30 .........................
  50,000                                                 54,178
          US Treasury Bond, 10.625%,
            due 08/15/15 .........................
  50,000                                                 75,178
          US Treasury Bond, 12.75%,
            due 11/15/10 .........................
 100,000                                                128,410
          US Treasury Note, 3.375%,
            due 04/15/32 .........................
 227,873                                                240,869
          US Treasury Note, 3.5%,
            due 11/15/06 .........................
 425,000                                                417,563
  PAR                                                  VALUE
 VALUE                                               (NOTE 1)
 -----                                               --------

          U.S. GOVERNMENT (CONTINUED)
          US Treasury Note, 3.875%,
            due 04/15/29 .........................
 792,802                                            $   893,761
          US Treasury Note, 5.75%,
            due 08/15/10 .........................
 200,000                                                213,938
          US Treasury Note, 5.875%,
            due 11/15/04 .........................
 150,000                                                159,469
                                                    -----------
                                                      2,385,556
                                                    -----------
          TOTAL DEBT OBLIGATIONS
            (Cost $4,149,801) ....................  $ 4,034,693
                                                    -----------

 SHARES
 ------

          PREFERRED STOCK - 0.0%
          Freeport-McMoran Copper & Gold, Inc.,
            Step Up, 7.00%
            (Cost $615) ..........................
      50                                            $       980
                                                    -----------

          TOTAL INVESTMENTS - 94.3%
            (Cost $13,506,996) ...................   11,369,302
          Other Assets and Liabilities
            (net) - 5.7% .........................      682,155
                                                    -----------
          TOTAL NET ASSETS - 100.0% ..............  $12,051,457
                                                    ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the securities were valued at $294,708 or 2.4% of net assets.
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                            EMERGING
                             GROWTH     AGGRESSIVE    CAPITAL       FOCUSED    DIVERSIFIED   MID CAP
                             EQUITY       GROWTH    APPRECIATION    EQUITY       MID-CAP      VALUE
                              FUND         FUND         FUND         FUND         FUND         FUND
                           -----------  ----------  ------------  -----------  -----------  ----------
ASSETS:
  Investments, at value
    (Note 1)*............  $ 5,451,234  $2,268,959   $2,434,811   $ 6,067,687  $4,447,424   $5,564,447
  Cash...................      155,914    227,946       441,704       361,760     141,991      536,924
  Receivable from:
    Securities sold......      133,773         --        10,658        61,852          --           --
    Dividends and
      Interest...........          190        786           659         6,932       4,934        9,824
    Manager (Note 2).....        9,875     12,675        11,440         9,209      10,688        8,544
  Prepaid insurance......          545        190           213           538         237          198
                           -----------  ----------   ----------   -----------  ----------   ----------
      Total assets.......    5,751,531  2,510,556     2,899,485     6,507,978   4,605,274    6,119,937
                           -----------  ----------   ----------   -----------  ----------   ----------
LIABILITIES:
  Payable for:
    Securities
      purchased..........       75,492      8,056            --        47,222          --      208,485
  ACCRUED EXPENSES:
    Other................       46,924     35,622        38,072        45,892      41,196       38,170
                           -----------  ----------   ----------   -----------  ----------   ----------
      Total
        liabilities......      122,416     43,678        38,072        93,114      41,196      246,655
                           -----------  ----------   ----------   -----------  ----------   ----------
NET ASSETS...............  $ 5,629,115  $2,466,878   $2,861,413   $ 6,414,864  $4,564,078   $5,873,282
                           ===========  ==========   ==========   ===========  ==========   ==========
NET ASSETS CONSIST OF:
  Paid-in capital........  $10,682,151  $3,089,779   $3,670,849   $ 9,406,491  $4,801,259   $5,879,391
  Undistributed net
    investment income
    (loss)...............      (41,542)    (9,563)      (11,638)      (13,974)        817        5,214
  Accumulated net
    realized gain (loss)
    on investments.......   (4,092,625)  (488,417)     (330,082)   (1,991,524)   (131,810)      15,752
  Net unrealized
    appreciation
    (depreciation) on
    investments..........     (918,869)  (124,921)     (467,716)     (986,129)   (106,188)     (27,075)
                           -----------  ----------   ----------   -----------  ----------   ----------
NET ASSETS...............  $ 5,629,115  $2,466,878   $2,861,413   $ 6,414,864  $4,564,078   $5,873,282
                           ===========  ==========   ==========   ===========  ==========   ==========
SHARES OUTSTANDING.......      960,115    319,999       375,090       917,769     480,399      549,028
                           ===========  ==========   ==========   ===========  ==========   ==========
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION
  PRICE PER SHARE........  $      5.86  $    7.71    $     7.63   $      6.99  $     9.50   $    10.70
                           ===========  ==========   ==========   ===========  ==========   ==========
*Cost of investments.....  $ 6,370,103  $2,393,880   $2,902,527   $ 7,053,816  $4,553,612   $5,591,522

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                             GROWTH        BLUE     DISCIPLINED     VALUE       BASIC
                             EQUITY        CHIP       EQUITY       EQUITY       VALUE      BALANCED
                              FUND         FUND        FUND         FUND         FUND        FUND
                           -----------  ----------  -----------  -----------  ----------  -----------
ASSETS:
  Investments, at value
    (Note 1)*............  $ 7,911,274  $3,480,690  $10,902,975  $10,422,500  $5,701,922  $11,369,302
  Cash...................      238,039     145,983       75,082      763,466     375,875      631,212
  Receivable from:
    Securities sold......       41,922          --       16,121        6,759      15,224      109,076
    Dividends and
      Interest...........        8,638       3,071       14,007       21,588       6,231       71,076
    Manager (Note 2).....        7,407      11,140        8,063        5,893       8,894        5,030
  Prepaid insurance......          651         191          918          771         192          845
                           -----------  ----------  -----------  -----------  ----------  -----------
      Total assets.......    8,207,931   3,641,075   11,017,166   11,220,977   6,108,338   12,186,541
                           -----------  ----------  -----------  -----------  ----------  -----------
LIABILITIES:
  Payable for:
    Securities
      purchased..........       15,588      10,716       15,917       78,082      19,193       86,594
  ACCRUED EXPENSES:
    Other................       43,988      36,303       51,816       46,451      37,273       48,490
                           -----------  ----------  -----------  -----------  ----------  -----------
      Total
        liabilities......       59,576      47,019       67,733      124,533      56,466      135,084
                           -----------  ----------  -----------  -----------  ----------  -----------
NET ASSETS...............  $ 8,148,355  $3,594,056  $10,949,433  $11,096,444  $6,051,872  $12,051,457
                           ===========  ==========  ===========  ===========  ==========  ===========
NET ASSETS CONSIST OF:
  Paid-in capital........  $10,976,657  $4,313,534  $14,909,187  $12,715,106  $6,711,770  $14,408,723
  Undistributed net
    investment income
    (loss)...............       (2,672)     (2,879)      16,325       28,540      (4,939)     101,482
  Accumulated net
    realized gain (loss)
    on investments.......   (1,104,317)   (233,786)  (2,119,376)    (234,308)   (140,082)    (321,054)
  Net unrealized
    appreciation
    (depreciation) on
    investments..........   (1,721,313)   (482,813)  (1,856,703)  (1,412,894)   (514,877)  (2,137,694)
                           -----------  ----------  -----------  -----------  ----------  -----------
NET ASSETS...............  $ 8,148,355  $3,594,056  $10,949,433  $11,096,444  $6,051,872  $12,051,457
                           ===========  ==========  ===========  ===========  ==========  ===========
SHARES OUTSTANDING.......    1,071,545     450,420    1,514,238    1,201,692     694,746    1,435,032
                           ===========  ==========  ===========  ===========  ==========  ===========
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION
  PRICE PER SHARE........  $      7.60  $     7.98  $      7.23  $      9.23  $     8.71  $      8.40
                           ===========  ==========  ===========  ===========  ==========  ===========
*Cost of investments.....  $ 9,632,587  $3,963,503  $12,759,678  $11,835,394  $6,216,799  $13,506,996

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002

                            EMERGING
                             GROWTH     AGGRESSIVE    CAPITAL       FOCUSED     DIVERSIFIED   MID CAP
                             EQUITY       GROWTH    APPRECIATION     EQUITY       MID-CAP      VALUE
                              FUND         FUND         FUND          FUND         FUND        FUND
                           -----------  ----------  ------------  ------------  -----------  ---------
INVESTMENT INCOME:
  Interest...............  $     1,646  $     625    $   1,375    $     1,378    $     506   $   1,400
  Dividends*.............          913      4,854        5,190         29,055       23,367      25,937
                           -----------  ---------    ---------    -----------    ---------   ---------
    Total investment
      income.............        2,559      5,479        6,565         30,433       23,873      27,337
                           -----------  ---------    ---------    -----------    ---------   ---------
EXPENSES:
  Investment management
    fee (Note 2).........       34,301     11,432       13,652         33,800       17,459      16,352
  Custody and
    administration
    fees.................       87,211     77,828       70,757         82,762       75,762      68,708
  Audit fees.............        8,865      5,603        6,744          9,226        7,386       6,665
  Legal fees.............        4,430      1,579        1,963          4,641        2,141       1,888
  Trustees' fees.........        3,029      1,048        1,312          3,175        1,431       1,259
  Printing fees..........        1,553        792          667          1,761          792         634
  Insurance..............        1,108        386          433          1,093          480         404
  Other..................          171         55           74            174           80          72
                           -----------  ---------    ---------    -----------    ---------   ---------
    Total Expenses.......      140,668     98,723       95,602        136,632      105,531      95,982
  Less: Expenses
    waived/reimbursed by
    the Manager
    (Note 2).............      (96,567)   (83,681)     (77,399)       (92,225)     (82,252)    (73,859)
                           -----------  ---------    ---------    -----------    ---------   ---------
  Net operating
    expenses.............       44,101     15,042       18,203         44,407       23,279      22,123
                           -----------  ---------    ---------    -----------    ---------   ---------
NET INVESTMENT INCOME
  (LOSS).................      (41,542)    (9,563)     (11,638)       (13,974)         594       5,214
                           -----------  ---------    ---------    -----------    ---------   ---------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Net realized gain
    (loss)
    Investment
      transactions.......     (564,017)  (149,980)    (261,808)      (430,116)     (38,345)     44,103
  Net change in
    unrealized
    appreciation
    (depreciation)
    Investments..........   (1,531,581)  (319,398)    (502,274)    (1,029,079)    (232,039)   (228,812)
                           -----------  ---------    ---------    -----------    ---------   ---------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS).................   (2,095,598)  (469,378)    (764,082)    (1,459,195)    (270,384)   (184,709)
                           -----------  ---------    ---------    -----------    ---------   ---------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $(2,137,140) $(478,941)   $(775,720)   $(1,473,169)   $(269,790)  $(179,495)
                           ===========  =========    =========    ===========    =========   =========
*Net of foreign taxes
  withheld of:...........  $         9  $      --    $      95    $        --    $      50   $     134

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002

                             GROWTH       BLUE     DISCIPLINED     VALUE       BASIC
                             EQUITY       CHIP       EQUITY       EQUITY       VALUE     BALANCED
                              FUND        FUND        FUND         FUND        FUND        FUND
                           -----------  ---------  -----------  -----------  ---------  -----------
INVESTMENT INCOME:
  Interest...............  $     1,258  $     730  $      473   $     3,469  $   1,323  $   112,413
  Dividends*.............       45,264     15,337      76,025        84,401     18,304       54,041
                           -----------  ---------  -----------  -----------  ---------  -----------
    Total investment
      income.............       46,522     16,067      76,498        87,870     19,627      166,454
                           -----------  ---------  -----------  -----------  ---------  -----------
EXPENSES:
  Investment management
    fee (Note 2).........       36,360     14,209      42,994        43,149     18,421       45,444
  Custody and
    administration
    fees.................       73,876     71,644      83,155        75,683     70,653       75,479
  Audit fees.............       10,401      6,244      13,729        12,225      6,906       12,733
  Legal fees.............        5,325      1,748       7,225         6,364      1,944        6,642
  Trustees' fees.........        3,651      1,161       4,957         4,364      1,293        4,550
  Printing fees..........        2,021        585       2,523         2,215        651        2,312
  Insurance..............        1,325        388       1,867         1,569        390        1,718
  Other..................          206         66         279           244         75          250
                           -----------  ---------  -----------  -----------  ---------  -----------
    Total Expenses.......      133,165     96,045     156,729       145,813    100,333      149,128
  Less: Expenses
    waived/reimbursed by
    the Manager (Note
    2)...................      (83,971)   (77,099)    (96,537)      (86,483)   (75,767)     (86,645)
                           -----------  ---------  -----------  -----------  ---------  -----------
  Net operating
    expenses.............       49,194     18,946      60,192        59,330     24,566       62,483
                           -----------  ---------  -----------  -----------  ---------  -----------
NET INVESTMENT INCOME
  (LOSS).................       (2,672)    (2,879)     16,306        28,540     (4,939)     103,971
                           -----------  ---------  -----------  -----------  ---------  -----------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Net realized gain
    (loss)
    Investment
      transactions.......     (465,627)  (175,921)   (613,296)      (37,788)   (25,347)    (320,666)
  Net change in
    unrealized
    appreciation
    (depreciation)
    Investments..........   (1,104,164)  (450,513) (1,388,787)   (1,533,363)  (564,504)  (1,786,062)
                           -----------  ---------  -----------  -----------  ---------  -----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS).................   (1,569,791)  (626,434) (2,002,083)   (1,571,151)  (589,851)  (2,106,728)
                           -----------  ---------  -----------  -----------  ---------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $(1,572,463) $(629,313) $(1,985,777) $(1,542,611) $(594,790) $(2,002,757)
                           ===========  =========  ===========  ===========  =========  ===========
    *Net of foreign taxes
      withheld of:.......  $       331  $      68  $      230   $     1,616  $      96  $       290

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                EMERGING GROWTH              AGGRESSIVE                   CAPITAL
                                  EQUITY FUND                GROWTH FUND             APPRECIATION FUND
                           -------------------------  -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                              ENDED                      ENDED                      ENDED
                            JUNE 30,     YEAR ENDED    JUNE 30,    PERIOD ENDED   JUNE 30,    PERIOD ENDED
                              2002      DECEMBER 31,     2002      DECEMBER 31,     2002      DECEMBER 31,
                           (UNAUDITED)      2001      (UNAUDITED)    2001(A)     (UNAUDITED)    2001(A)
                           -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss).............  $  (41,542)  $   (77,566)  $   (9,563)   $   (7,347)  $  (11,638)   $   (7,013)
    Net realized gain
      (loss).............    (564,017)   (3,187,901)    (149,980)     (338,555)    (261,808)      (68,274)
    Net change in
      unrealized
      appreciation
      (depreciation).....  (1,531,581)    1,721,037     (319,398)      194,477     (502,274)       34,558
                           -----------  -----------   ----------    ----------   ----------    ----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....  (2,137,140)   (1,544,430)    (478,941)     (151,425)    (775,720)      (40,729)
                           -----------  -----------   ----------    ----------   ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net realized
      capital gains......          --        (2,118)          --            --           --            --
                           -----------  -----------   ----------    ----------   ----------    ----------
        Total
          distributions
          to
          shareholders...          --        (2,118)          --            --           --            --
                           -----------  -----------   ----------    ----------   ----------    ----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............     576,595     1,008,029      908,852     2,685,416      615,570     3,089,524
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......          --         2,118           --            --           --            --
    Cost of shares
      repurchased........    (234,594)     (754,448)    (496,894)         (130)     (24,650)       (2,582)
                           -----------  -----------   ----------    ----------   ----------    ----------
    Net increase
      (decrease) in net
      assets resulting
      from Fund share
      transactions.......     342,001       255,699      411,958     2,685,286      590,920     3,086,942
                           -----------  -----------   ----------    ----------   ----------    ----------
TOTAL CHANGE IN NET
  ASSETS.................  (1,795,139)   (1,290,849)     (66,983)    2,533,861     (184,800)    3,046,213
NET ASSETS:
    Beginning of
      period.............   7,424,254     8,715,103    2,533,861            --    3,046,213            --
                           -----------  -----------   ----------    ----------   ----------    ----------
    End of period*.......  $5,629,115   $ 7,424,254   $2,466,878    $2,533,861   $2,861,413    $3,046,213
                           ===========  ===========   ==========    ==========   ==========    ==========
    *Including
      undistibuted net
      investment income
      (loss).............  $  (41,542)  $        --   $   (9,563)   $       --   $  (11,638)   $       --

(a)  Fund commenced operations on August 14, 2001.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                    FOCUSED                  DIVERSIFIED                  MID CAP
                                  EQUITY FUND               MID-CAP FUND                VALUE FUND
                           -------------------------  -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                              ENDED                      ENDED                      ENDED
                            JUNE 30,     YEAR ENDED    JUNE 30,    PERIOD ENDED   JUNE 30,    PERIOD ENDED
                              2002      DECEMBER 31,     2002      DECEMBER 31,     2002      DECEMBER 31,
                           (UNAUDITED)      2001      (UNAUDITED)    2001(A)     (UNAUDITED)    2001(A)
                           -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss).............  $  (13,974)  $   (31,980)  $      594    $    1,577   $    5,214    $    9,577
    Net realized gain
      (loss).............    (430,116)   (1,454,413)     (38,345)      (93,810)      44,103       (28,351)
    Net change in
      unrealized
      appreciation
      (depreciation).....  (1,029,079)      319,784     (232,039)      125,851     (228,812)      201,737
                           -----------  -----------   ----------    ----------   ----------    ----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....  (1,473,169)   (1,166,609)    (269,790)       33,618     (179,495)      182,963
                           -----------  -----------   ----------    ----------   ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............          --            --           --        (2,128)          --        (9,650)
    From net realized
      capital gains......          --        (4,583)          --            --           --            --
                           -----------  -----------   ----------    ----------   ----------    ----------
        Total
          distributions
          to
          shareholders...          --        (4,583)          --        (2,128)          --        (9,650)
                           -----------  -----------   ----------    ----------   ----------    ----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............     742,813     1,316,869    1,636,269     3,232,632    3,400,246     2,625,506
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......          --         4,583           --         2,128           --         9,650
    Cost of shares
      repurchased........    (409,811)     (241,509)     (63,775)       (4,876)    (154,259)       (1,679)
                           -----------  -----------   ----------    ----------   ----------    ----------
    Net increase in net
      assets resulting
      from Fund share
      transactions.......     333,002     1,079,943    1,572,494     3,229,884    3,245,987     2,633,477
                           -----------  -----------   ----------    ----------   ----------    ----------
TOTAL CHANGE IN NET
  ASSETS.................  (1,140,167)      (91,249)   1,302,704     3,261,374    3,066,492     2,806,790
NET ASSETS:
    Beginning of
      period.............   7,555,031     7,646,280    3,261,374            --    2,806,790            --
                           -----------  -----------   ----------    ----------   ----------    ----------
    End of period*.......  $6,414,864   $ 7,555,031   $4,564,078    $3,261,374   $5,873,282    $2,806,790
                           ===========  ===========   ==========    ==========   ==========    ==========
    *Including
      undistibuted net
      investment income
      (loss).............  $  (13,974)  $        --   $      817    $      223   $    5,214    $       --

(a)  Fund commenced operations on August 14, 2001.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                    GROWTH                    BLUE CHIP                 DISCIPLINED
                                  EQUITY FUND                   FUND                    EQUITY FUND
                           -------------------------  -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                              ENDED                      ENDED                      ENDED
                            JUNE 30,     YEAR ENDED    JUNE 30,    PERIOD ENDED   JUNE 30,     YEAR ENDED
                              2002      DECEMBER 31,     2002      DECEMBER 31,     2002      DECEMBER 31,
                           (UNAUDITED)      2001      (UNAUDITED)    2001(A)     (UNAUDITED)      2001
                           -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss).............  $   (2,672)  $    (2,500)  $   (2,879)   $   (2,184)  $   16,306   $    27,523
    Net realized gain
      (loss).............    (465,627)     (616,955)    (175,921)      (57,865)    (613,296)   (1,218,536)
    Net change in
      unrealized
      appreciation
      (depreciation).....  (1,104,164)     (655,061)    (450,513)      (32,300)  (1,388,787)     (289,446)
                           -----------  -----------   ----------    ----------   -----------  -----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....  (1,572,463)   (1,274,516)    (629,313)      (92,349)  (1,985,777)   (1,480,459)
                           -----------  -----------   ----------    ----------   -----------  -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............          --            --           --            --           --       (27,656)
    From net realized
      capital gains......          --          (296)          --            --           --            --
                           -----------  -----------   ----------    ----------   -----------  -----------
        Total
          distributions
          to
          shareholders...          --          (296)          --            --           --       (27,656)
                           -----------  -----------   ----------    ----------   -----------  -----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............   1,855,707     1,843,285    1,613,959     2,737,243    1,468,951     1,426,116
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......          --           296           --            --           --        27,656
    Cost of shares
      repurchased........    (784,084)     (377,697)      (7,381)      (28,103)    (153,620)     (333,039)
                           -----------  -----------   ----------    ----------   -----------  -----------
    Net increase
      (decrease) in net
      assets resulting
      from Fund share
      transactions.......   1,071,623     1,465,884    1,606,578     2,709,140    1,315,331     1,120,733
                           -----------  -----------   ----------    ----------   -----------  -----------
TOTAL CHANGE IN NET
  ASSETS.................    (500,840)      191,072      977,265     2,616,791     (670,446)     (387,382)
NET ASSETS:
    Beginning of
      period.............   8,649,195     8,458,123    2,616,791            --   11,619,879    12,007,261
                           -----------  -----------   ----------    ----------   -----------  -----------
    End of period*.......  $8,148,355   $ 8,649,195   $3,594,056    $2,616,791   $10,949,433  $11,619,879
                           ===========  ===========   ==========    ==========   ===========  ===========
    *Including
      undistibuted net
      investment income
      (loss).............  $   (2,672)  $        --   $   (2,879)   $       --   $   16,325   $        19

(a)  Fund commenced operations on August 14, 2001.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                     VALUE                      BASIC                    BALANCED
                                  EQUITY FUND                VALUE FUND                    FUND
                           -------------------------  -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                              ENDED                      ENDED                      ENDED
                            JUNE 30,     YEAR ENDED    JUNE 30,    PERIOD ENDED   JUNE 30,     YEAR ENDED
                              2002      DECEMBER 31,     2002      DECEMBER 31,     2002      DECEMBER 31,
                           (UNAUDITED)      2001      (UNAUDITED)    2001(A)     (UNAUDITED)      2001
                           -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss).............  $   28,540   $    50,999   $   (4,939)   $      252   $  103,971   $   184,486
    Net realized gain
      (loss).............     (37,788)     (184,981)     (25,347)     (114,735)    (320,666)      714,594
    Net change in
      unrealized
      appreciation
      (depreciation).....  (1,533,363)     (347,923)    (564,504)       49,627   (1,786,062)     (782,649)
                           -----------  -----------   ----------    ----------   -----------  -----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....  (1,542,611)     (481,905)    (594,790)      (64,856)  (2,002,757)      116,431
                           -----------  -----------   ----------    ----------   -----------  -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............          --       (51,836)          --          (358)          --      (186,975)
    From net realized
      capital gains......          --      (230,025)          --            --           --      (540,651)
                           -----------  -----------   ----------    ----------   -----------  -----------
        Total
          distributions
          to
          shareholders...          --      (281,861)          --          (358)          --      (727,626)
                           -----------  -----------   ----------    ----------   -----------  -----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............   2,504,290     2,951,168    3,857,079     2,911,516    3,798,496     3,029,426
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......          --       281,861           --           358           --       727,626
    Cost of shares
      repurchased........    (140,913)     (709,881)     (52,015)       (5,062)    (384,658)     (294,918)
                           -----------  -----------   ----------    ----------   -----------  -----------
    Net increase in net
      assets resulting
      from Fund share
      transactions.......   2,363,377     2,523,148    3,805,064     2,906,812    3,413,838     3,462,134
                           -----------  -----------   ----------    ----------   -----------  -----------
TOTAL CHANGE IN NET
  ASSETS.................     820,766     1,759,382    3,210,274     2,841,598    1,411,081     2,850,939
NET ASSETS:
    Beginning of
      period.............  10,275,678     8,516,296    2,841,598            --   10,640,376     7,789,437
                           -----------  -----------   ----------    ----------   -----------  -----------
    End of period*.......  $11,096,444  $10,275,678   $6,051,872    $2,841,598   $12,051,457  $10,640,376
                           ===========  ===========   ==========    ==========   ===========  ===========
    *Including
      undistibuted net
      investment income
      (loss).............  $   28,540   $        --   $   (4,939)   $       --   $  101,482   $    (2,489)

(a)  Fund commenced operations on August 14, 2001.

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS
                                   ENDED         YEAR ENDED
                                 JUNE 30,       DECEMBER 31,     PERIOD ENDED
                                   2002      ------------------  DECEMBER 31,
                                (UNAUDITED)    2001      2000      1999(A)
                                -----------  --------  --------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................    $  8.14    $  9.89   $ 17.49      $10.00
                                  -------    -------   -------      ------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment gain
      (loss)..................      (0.04)     (0.09)    (0.16)+     (0.03)
    Net realized and
      unrealized gain
      (loss)..................      (2.24)     (1.66)    (5.06)       7.52
                                  -------    -------   -------      ------
        Total from investment
          operations..........      (2.28)     (1.75)    (5.22)       7.49
                                  -------    -------   -------      ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net realized capital
      gains...................         --      (0.00)(b)   (2.38)        --
                                  -------    -------   -------      ------
        Total distributions...         --      (0.00)    (2.38)         --
                                  -------    -------   -------      ------
NET ASSET VALUE, END OF
  PERIOD......................    $  5.86    $  8.14   $  9.89      $17.49
                                  =======    =======   =======      ======
TOTAL RETURN..................     (28.01)%*  (17.84)%  (30.13)%     74.90%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's).................    $ 5,629    $ 7,424   $ 8,715      $9,119
    Net expenses to average
      daily net assets........       1.35%**    1.35%     1.35%       1.35%**
    Net investment loss to
      average daily net
      assets..................      (1.27)%**   (1.07)%   (0.96)%     (1.04)%**
    Portfolio turnover rate...         89%       137%      152%         47%
    Without the
      waiver/reimbursement of
      expenses by the Manager,
      the ratio of net
      expenses and net
      investment income (loss)
      to average net assets
      would have been:
        Expenses..............       4.31%**    4.10%     3.29%       3.96%**
        Net investment loss...      (4.23)%**   (3.82)%   (2.90)%     (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Distributions from net realized cap gains were less than $0.01 per share.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,    PERIOD ENDED
                                             2002      DECEMBER 31,
                                          (UNAUDITED)    2001(A)
                                          -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  9.37       $10.00
                                            -------       ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)..........      (0.03)       (0.03)+
    Net realized and unrealized gain
     (loss).............................      (1.63)       (0.60)
                                            -------       ------
        Total from investment
        operations......................      (1.66)       (0.63)
                                            -------       ------
NET ASSET VALUE, END OF PERIOD..........    $  7.71       $ 9.37
                                            =======       ======
TOTAL RETURN............................     (17.72)%*     (6.30)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $ 2,467       $2,534
    Net expenses to average daily net
     assets.............................       1.25%**      1.25%**
    Net investment loss to average daily
     net assets.........................      (0.79)%**     (0.84)%**
    Portfolio turnover rate.............        153%         101%
    Without the waiver/reimbursement of
     expenses by the Manager, the ratio
     of net expenses and net investment
     income (loss) to average net assets
     would have been:
        Expenses........................       8.20%**      8.60%**
        Net investment loss.............      (7.75)%**     (8.19)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,    PERIOD ENDED
                                             2002      DECEMBER 31,
                                          (UNAUDITED)    2001(A)
                                          -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  9.84       $10.00
                                            -------       ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)..........      (0.03)       (0.02)+
    Net realized and unrealized gain
     (loss).............................      (2.18)       (0.14)
                                            -------       ------
        Total from investment
        operations......................      (2.21)       (0.16)
                                            -------       ------
NET ASSET VALUE, END OF PERIOD..........    $  7.63       $ 9.84
                                            =======       ======
TOTAL RETURN............................     (22.46)%*     (1.60)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $ 2,861       $3,046
    Net expenses to average daily net
     assets.............................       1.20%**      1.20%**
    Net investment loss to average daily
     net assets.........................      (0.77)%**     (0.66)%**
    Portfolio turnover rate.............         37%          17%
    Without the waiver/reimbursement of
     expenses by the Manager, the ratio
     of net expenses and net investment
     income (loss) to average net assets
     would have been:
        Expenses........................       6.30%**      6.87%**
        Net investment loss.............      (5.87)%**     (6.33)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

FOCUSED EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED              YEAR ENDED
                                             JUNE 30,            DECEMBER 31,          PERIOD ENDED
                                               2002        ------------------------    DECEMBER 31,
                                            (UNAUDITED)       2001          2000         1999(A)
                                            -----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $  8.62       $ 10.20       $ 12.07         $10.00
                                              -------       -------       -------         ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)..........        (0.02)        (0.04)        (0.06)+        (0.01)
    Net realized and unrealized gain
      (loss)............................        (1.61)        (1.53)        (1.36)          2.08
                                              -------       -------       -------         ------
        Total from investment
          operations....................        (1.63)        (1.57)        (1.42)          2.07
                                              -------       -------       -------         ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital gains.....           --         (0.01)        (0.45)            --
                                              -------       -------       -------         ------
        Total distributions.............           --         (0.01)        (0.45)            --
                                              -------       -------       -------         ------
NET ASSET VALUE, END OF PERIOD..........      $  6.99       $  8.62       $ 10.20         $12.07
                                              =======       =======       =======         ======
TOTAL RETURN............................       (18.91)%*     (15.44)%      (11.82)%        20.70%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...      $ 6,415       $ 7,555       $ 7,646         $6,564
    Net expenses to average daily net
      assets............................         1.25%**       1.25%         1.25%          1.25%**
    Net investment loss to average daily
      net assets........................        (0.39)%**     (0.45)%       (0.50)%        (0.36)%**
    Portfolio turnover rate.............           64%          103%           87%            26%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio
      of net expenses and net investment
      income (loss) to average net
      assets would have been:
        Expenses........................         3.84%**       3.90%         3.68%          4.54%**
        Net investment loss.............        (2.98)%**     (3.10)%       (2.93)%        (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,    PERIOD ENDED
                                             2002      DECEMBER 31,
                                          (UNAUDITED)    2001(A)
                                          -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $10.04        $10.00
                                            ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)..........      0.00+(b)      0.01+
    Net realized and unrealized gain
     (loss).............................     (0.54)         0.04
                                            ------        ------
        Total from investment
        operations......................     (0.54)         0.05
                                            ------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..........        --         (0.01)
                                            ------        ------
        Total distributions.............        --         (0.01)
                                            ------        ------
NET ASSET VALUE, END OF PERIOD..........    $ 9.50        $10.04
                                            ======        ======
TOTAL RETURN............................     (5.38)%*       0.47%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $4,564        $3,261
    Net expenses to average daily net
     assets.............................      1.20%**       1.20%**
    Net investment income to average
     daily net assets...................      0.03%**       0.14%**
    Portfolio turnover rate.............        65%           45%
    Without the waiver/reimbursement of
     expenses by the Manager, the ratio
     of net expenses and net investment
     income (loss) to average net assets
     would have been:
        Expenses........................      5.44%**       7.19%**
        Net investment loss.............     (4.21)%**     (5.85)%**

(a)  Fund commenced operations on August 14, 2001.
(b)  Net investment income was less than $0.01 per share.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,    PERIOD ENDED
                                             2002      DECEMBER 31,
                                          (UNAUDITED)    2001(A)
                                          -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $10.67        $10.00
                                            ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)..........      0.01          0.04+
    Net realized and unrealized gain
     (loss).............................      0.02          0.67
                                            ------        ------
        Total from investment
        operations......................      0.03          0.71
                                            ------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..........        --         (0.04)
                                            ------        ------
        Total distributions.............        --         (0.04)
                                            ------        ------
NET ASSET VALUE, END OF PERIOD..........    $10.70        $10.67
                                            ======        ======
TOTAL RETURN............................      0.28%*        7.07%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $5,873        $2,807
    Net expenses to average daily net
     assets.............................      1.15%**       1.15%**
    Net investment income to average
     daily net assets...................      0.27%**       1.01%**
    Portfolio turnover rate.............        30%           33%
    Without the waiver/reimbursement of
     expenses by the Manager, the ratio
     of net expenses and net investment
     income (loss) to average net assets
     would have been:
        Expenses........................      4.99%**       7.18%**
        Net investment loss.............     (3.57)%**     (5.02)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED              YEAR ENDED
                                             JUNE 30,            DECEMBER 31,          PERIOD ENDED
                                               2002        ------------------------    DECEMBER 31,
                                            (UNAUDITED)       2001          2000         1999(A)
                                            -----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $  9.13       $ 10.66        $12.07         $10.00
                                              -------       -------        ------         ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)..........        (0.00)(b)     (0.00)(b)     (0.01)         (0.00)(b)
    Net realized and unrealized gain
      (loss)............................        (1.53)        (1.53)        (1.00)          2.08
                                              -------       -------        ------         ------
        Total from investment
          operations....................        (1.53)        (1.53)        (1.01)          2.08
                                              -------       -------        ------         ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital gains.....           --         (0.00)(c)     (0.40)         (0.01)
                                              -------       -------        ------         ------
        Total distributions.............           --         (0.00)        (0.40)         (0.01)
                                              -------       -------        ------         ------
NET ASSET VALUE, END OF PERIOD..........      $  7.60       $  9.13        $10.66         $12.07
                                              =======       =======        ======         ======
TOTAL RETURN............................       (16.85)%*     (14.26)%       (8.44)%        20.80%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...      $ 8,148       $ 8,649        $8,458         $6,384
    Net expenses to average daily net
      assets............................         1.15%**       1.15%         1.15%          1.15%**
    Net investment loss to average daily
      net assets........................        (0.06)%**     (0.03)%       (0.11)%        (0.05)%**
    Portfolio turnover rate.............            9%           10%           35%            13%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio
      of net expenses and net investment
      income (loss) to average net
      assets would have been:
        Expenses........................         3.11%**       3.19%         3.50%          4.38%**
        Net investment loss.............        (2.03)%**     (2.07)%       (2.46)%        (3.28)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Net investment loss was less than $0.01 per share.
(c) Distributions from net realized capital gains were less than $0.01 per share.
  *  Not annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,    PERIOD ENDED
                                             2002      DECEMBER 31,
                                          (UNAUDITED)    2001(A)
                                          -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  9.62       $10.00
                                            -------       ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)..........      (0.01)       (0.01)+
    Net realized and unrealized gain
     (loss).............................      (1.63)       (0.37)
                                            -------       ------
        Total from investment
        operations......................      (1.64)       (0.38)
                                            -------       ------
NET ASSET VALUE, END OF PERIOD..........    $  7.98       $ 9.62
                                            =======       ======
TOTAL RETURN............................     (17.05)%*     (3.80)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $ 3,594       $2,617
    Net expenses to average daily net
     assets.............................       1.20%**      1.20%**
    Net investment loss to average daily
     net assets.........................      (0.18)%**     (0.24)%**
    Portfolio turnover rate.............         41%          14%
    Without the waiver/reimbursement of
     expenses by the Manager, the ratio
     of net expenses and net investment
     income (loss) to average net assets
     would have been:
        Expenses........................       6.08%**      7.69%**
        Net investment loss.............      (5.07)%**     (6.73)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                          ENDED              YEAR ENDED
                                        JUNE 30,            DECEMBER 31,          PERIOD ENDED
                                          2002        ------------------------    DECEMBER 31,
                                       (UNAUDITED)       2001          2000         1999(A)
                                       -----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................      $  8.59       $  9.77       $ 11.13         $ 10.00
                                         -------       -------       -------         -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss).....         0.01          0.02          0.03            0.01
    Net realized and unrealized
      gain (loss)..................        (1.37)        (1.18)        (1.25)           1.16
                                         -------       -------       -------         -------
        Total from investment
          operations...............        (1.36)        (1.16)        (1.22)           1.17
                                         -------       -------       -------         -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income.....           --         (0.02)        (0.03)          (0.01)
    From net realized capital
      gains........................           --            --         (0.11)          (0.03)
                                         -------       -------       -------         -------
        Total distributions........           --         (0.02)        (0.14)          (0.04)
                                         -------       -------       -------         -------
NET ASSET VALUE, END OF PERIOD.....      $  7.23       $  8.59       $  9.77         $ 11.13
                                         =======       =======       =======         =======
TOTAL RETURN.......................       (15.83)%*     (11.87)%      (11.05)%         11.73%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................      $10,949       $11,620       $12,007         $11,317
    Net expenses to average daily
      net assets...................         1.05%**       1.05%         1.05%           1.05%**
    Net investment income to
      average daily net assets.....         0.28%**       0.24%         0.27%           0.54%**
    Portfolio turnover rate........           24%           54%           70%             17%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................         2.73%**       2.75%         2.62%           2.59%**
        Net investment loss........        (1.40)%**     (1.46)%       (1.30)%         (1.00)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED              YEAR ENDED
                                             JUNE 30,            DECEMBER 31,          PERIOD ENDED
                                               2002        ------------------------    DECEMBER 31,
                                            (UNAUDITED)       2001          2000         1999(A)
                                            -----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $ 10.60       $ 11.45        $10.74         $10.00
                                              -------       -------        ------         ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)..........         0.02          0.06          0.09           0.02
    Net realized and unrealized gain
      (loss)............................        (1.39)        (0.60)         1.56           0.74
                                              -------       -------        ------         ------
        Total from investment
          operations....................        (1.37)        (0.54)         1.65           0.76
                                              -------       -------        ------         ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..........           --         (0.06)        (0.08)         (0.02)
    From net realized capital gains.....           --         (0.25)        (0.86)            --
                                              -------       -------        ------         ------
        Total distributions.............           --         (0.31)        (0.94)         (0.02)
                                              -------       -------        ------         ------
NET ASSET VALUE, END OF PERIOD..........      $  9.23       $ 10.60        $11.45         $10.74
                                              =======       =======        ======         ======
TOTAL RETURN............................       (12.92)%*      (4.88)%       15.35%          7.56%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...      $11,096       $10,276        $8,516         $5,566
    Net expenses to average daily net
      assets............................         1.10%**       1.10%         1.10%          1.10%**
    Net investment income to average
      daily net assets..................         0.53%**       0.54%         0.79%          0.64%**
    Portfolio turnover rate.............           21%           44%           74%            18%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio
      of net expenses and net investment
      income (loss) to average net
      assets would have been:
        Expenses........................         2.70%**       2.90%         3.69%          4.56%**
        Net investment loss.............        (1.07)%**     (1.26)%       (1.80)%        (2.82)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not Annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,    PERIOD ENDED
                                             2002      DECEMBER 31,
                                          (UNAUDITED)    2001(A)
                                          -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $ 9.63        $10.00
                                            ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)..........     (0.01)         0.00(b)+
    Net realized and unrealized gain
     (loss).............................     (0.91)        (0.37)
                                            ------        ------
        Total from investment
        operations......................     (0.92)        (0.37)
                                            ------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..........        --         (0.00)(c)
                                            ------        ------
        Total distributions.............        --         (0.00)
                                            ------        ------
NET ASSET VALUE, END OF PERIOD..........    $ 8.71        $ 9.63
                                            ======        ======
TOTAL RETURN............................     (9.55)%*      (3.69)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $6,052        $2,842
    Net expenses to average daily net
     assets.............................      1.20%**       1.20%**
    Net investment income (loss) to
     average daily net assets...........     (0.24)%**      0.03%**
    Portfolio turnover rate.............        15%           11%
    Without the waiver/reimbursement of
     expenses by the Manager, the ratio
     of net expenses and net investment
     income (loss) to average net assets
     would have been:
        Expenses........................      4.90%**       7.40%**
        Net investment loss.............     (3.94)%**     (6.17)%**

(a)  Fund commenced operations on August 14, 2001.
(b)  Net investment income was less than $0.01 per share.
(c)  Distributions from net investment income were less than $0.01 per share.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                     ENDED              YEAR ENDED
                                   JUNE 30,            DECEMBER 31,          PERIOD ENDED
                                     2002        ------------------------    DECEMBER 31,
                                  (UNAUDITED)     2001(A)         2000         1999(B)
                                  -----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................      $  9.95       $ 10.45        $10.28         $10.00
                                    -------       -------        ------         ------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment gain
      (loss)..................         0.07          0.20          0.31+          0.06
    Net realized and
      unrealized gain
      (loss)..................        (1.62)         0.04          0.60           0.28
                                    -------       -------        ------         ------
        Total from investment
          operations..........        (1.55)         0.24          0.91           0.34
                                    -------       -------        ------         ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income..................           --         (0.20)        (0.32)         (0.06)
    From net realized capital
      gains...................           --         (0.54)        (0.42)         (0.00)(c)
                                    -------       -------        ------         ------
        Total distributions...           --         (0.74)        (0.74)         (0.06)
                                    -------       -------        ------         ------
NET ASSET VALUE, END OF
  PERIOD......................      $  8.40       $  9.95        $10.45         $10.28
                                    =======       =======        ======         ======
TOTAL RETURN..................       (15.58)%*       2.24%         8.88%          3.40%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's).................      $12,051       $10,640        $7,789         $5,248
    Net expenses to average
      daily net assets........         1.10%**       1.10%         1.10%          1.10%**
    Net investment income to
      average daily net
      assets..................         1.83%**       2.01%         3.01%          2.31%**
    Portfolio turnover rate...           37%          118%          101%            35%
    Without the
      waiver/reimbursement of
      expenses by the Manager,
      the ratio of net
      expenses and net
      investment income (loss)
      to average net assets
      would have been:
        Expenses..............         2.63%**       2.95%         3.87%          4.60%**
        Net investment income
          (loss)..............         0.31%**       0.17%         0.24%         (1.19)%**

(a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease less than $0.01 in net investment income per share, an increase less than $0.01 in net realized and unrealized gains and losses per share, and a decrease in the ratio of net investment income from 2.02% to 2.01%. The periods prior to January 1, 2001 have not been restated to reflect the change in presentation.
(b)  Fund commenced operations on October 1, 1999.
(c) Distributions from net realized capital gains were less than $0.01 per share.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average share outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

LSA Variable Series Trust (the "Trust") was formed as a Delaware business trust on March 2, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently consists of twelve portfolios: the Emerging Growth Equity Fund, the Aggressive Growth Fund, the Capital Appreciation Fund, the Focused Equity Fund, the Diversified Mid-Cap Fund, the Mid Cap Value Fund, the Growth Equity Fund, the Blue Chip Fund, the Disciplined Equity Fund, the Value Equity Fund, the Basic Value Fund, and the Balanced Fund (each referred to as a "Fund" and together as the "Funds"). The Aggressive Growth Fund, the Capital Appreciation Fund, the Diversified Mid-Cap Fund, the Mid Cap Value Fund, the Blue Chip Fund, and the Basic Value Fund commenced operations on August 14, 2001. The remainder of the funds commenced operations on October 1, 1999. Shares of the Funds are sold exclusively to insurance company separate accounts as a funding vehicle for variable life and/or variable annuity contracts.

The Emerging Growth Equity Fund seeks to provide capital appreciation by investing primarily in rapidly growing emerging companies. The Aggressive Growth Fund seeks to provide long-term capital growth by investing primarily in common stocks and other equity securities of small and mid-sized growth companies. The Capital Appreciation Fund seeks to provide long-term capital growth by investing primarily in equity securities listed on national exchanges or NASDAQ. The Focused Equity Fund seeks to provide capital appreciation by investing primarily in equity securities. The Diversified Mid-Cap Fund seeks to provide long-term growth of capital by investing primarily in securities of companies with medium market capitalizations. The Mid Cap Value Fund seeks to provide long-term capital growth by investing primarily in common stocks and other equity securities of medium-capitalization companies. The Growth Equity Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities. The Blue Chip Fund seeks to provide long-term capital growth by investing primarily in common stocks of blue chip companies. Current income is a secondary objective of the Blue Chip Fund. The Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 (S&P 500) Composite Stock Price Index. The Value Equity Fund seeks to provide long-term growth of capital by investing primarily in common stocks of established U.S. companies. Current income is a secondary objective of the Value Equity Fund. The Basic Value Fund seeks to provide long-term growth of capital by investing primarily in common stocks which the Adviser believes to be undervalued in relation to long-term earnings power or other factors. The Balanced Fund seeks to provide a combination of growth of capital and investment income by investing in a mix of debt and equity securities. Growth of capital is the Balanced Fund's primary objective.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (hereafter referred to as "generally accepted accounting principles"), requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

PORTFOLIO VALUATION
Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day, then such securities are valued at the mean between the bid and asked prices. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term debt securities with less than 61 days to maturity are valued at amortized cost, which approximates market value. Options are valued at the last sales price; if no sales took place on such day, then options are valued at the mean between the bid and asked prices. Unlisted securities and securities for which market quotations are not readily available are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Trustees.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent actually received or paid. For the six months ended June 30, 2002, the Funds did not enter into any foreign security transactions.

OPTIONS
Each Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds received or offset against the amounts paid on the transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
(put) by the counterparty and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds held no open written option contracts as of June 30, 2002.

Each Fund may also purchase put and call options. A Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid from purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividend income is recorded on the ex-dividend date. Expenses of the Trust that can be directly attributed to an individual Fund are charged to that Fund. Expenses which are not directly attributed to a specific Fund are allocated taking into consideration the nature and type of expense and the relative net assets of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Funds. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES
Each Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) to federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing and other requirements of the Code. Therefore, no provision for federal income or excise tax is necessary.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. Distributions in excess of tax basis earnings and profits attributable to permanent differences, if any, are reported in the Funds' financial statements as a return of capital. Differences in the recognition of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

LSA Asset Management LLC (the "Manager") serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Trust. LSA Asset Management LLC is a wholly owned subsidiary of Allstate Life Insurance Company, which is wholly owned by Allstate Insurance Company, a wholly owned subsidiary of The Allstate Corporation. The Manager is entitled to receive from each Fund a management fee, payable monthly, at an annual rate as a percentage of average daily net assets of each Fund as set forth in the table below.

                       FUND                         MANAGEMENT FEES
--------------------------------------------------  ---------------
Emerging Growth Equity Fund.......................         1.05%
Aggressive Growth Fund............................         0.95%
Capital Appreciation Fund.........................         0.90%
Focused Equity Fund...............................         0.95%
Diversified Mid-Cap Fund..........................         0.90%
Mid Cap Value Fund................................         0.85%
Growth Equity Fund................................         0.85%
Blue Chip Fund....................................         0.90%
Disciplined Equity Fund...........................         0.75%
Value Equity Fund.................................         0.80%
Basic Value Fund..................................         0.90%
Balanced Fund.....................................         0.80%

The Manager has entered into an advisory agreement for each Fund pursuant to which the Manager has appointed an Adviser to carry out the day-to-day investment and reinvestment of the assets of the relevant Fund. The fees of the Advisers are paid by the Manager. The following table lists the Adviser of each Fund.

             FUND                               ADVISER
------------------------------  ----------------------------------------
Emerging Growth Equity Fund...  RS Investment Management, L.P.
Aggressive Growth Fund........  Van Kampen Asset Management Inc.
Capital Appreciation Fund.....  Janus Capital Management LLC
Focused Equity Fund...........  Van Kampen
Diversified Mid-Cap Fund......  Fidelity Management & Research Company
Mid Cap Value Fund............  Van Kampen Asset Management Inc.
Growth Equity Fund............  Goldman Sachs Asset Management
Blue Chip Fund................  A I M Capital Management, Inc.
Disciplined Equity Fund.......  J.P. Morgan Investment Management Inc.
Value Equity Fund.............  Salomon Brothers Asset Management Inc
Basic Value Fund..............  A I M Capital Management, Inc.
Balanced Fund.................  OpCap Advisors

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above certain limits. Currently this limit is set so that no Fund will incur expenses (not including interest, taxes, or brokerage commissions) that annually exceed the amount of its management fee plus .30% of its average daily net assets. The Manager is contractually obligated to continue this arrangement through at least April 30, 2003. Commencing May 1, 2002 and continuing for three years thereafter, under certain circumstances the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of reimbursement is presented net of accrued management fees as a receivable from the Manager in the Statements of Assets and Liabilities.

The Funds pay no salaries or compensation to any officer or Trustee affiliated with the Manager or Investors Bank and Trust Company (the "Administrator"). The compensation of unaffiliated Trustees is borne by the Funds.

At June 30, 2002, separate accounts of Allstate Life Insurance Company and its subsidiaries owned 100% of the outstanding shares of the Funds.

3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2002, were as follows:

                                             U.S.
                                          GOVERNMENT    OTHER LONG-
                                          SECURITIES  TERM SECURITIES
                                          ----------  ---------------
Purchases
    Emerging Growth Equity Fund.........   $     --     $5,829,208
    Aggressive Growth Fund..............         --      3,929,989
    Capital Appreciation Fund...........         --      1,411,152
    Focused Equity Fund.................         --      4,508,139
    Diversified Mid-Cap Fund............         --      4,090,887
    Mid Cap Value Fund..................         --      4,129,351
    Growth Equity Fund..................         --      1,777,406
    Blue Chip Fund......................         --      2,829,853
    Disciplined Equity Fund.............         --      4,119,049
    Value Equity Fund...................         --      4,588,265
    Basic Value Fund....................         --      4,145,441
    Balanced Fund.......................    633,789      7,654,984

                                             U.S.
                                          GOVERNMENT    OTHER LONG-
                                          SECURITIES  TERM SECURITIES
                                          ----------  ---------------
Sales
    Emerging Growth Equity Fund.........   $     --     $5,581,169
    Aggressive Growth Fund..............         --      3,564,611
    Capital Appreciation Fund...........         --        993,278
    Focused Equity Fund.................         --      4,375,212
    Diversified Mid-Cap Fund............         --      2,507,646
    Mid Cap Value Fund..................         --      1,140,012
    Growth Equity Fund..................         --        716,253
    Blue Chip Fund......................         --      1,259,199
    Disciplined Equity Fund.............         --      2,763,721
    Value Equity Fund...................         --      2,130,965
    Basic Value Fund....................         --        605,343
    Balanced Fund.......................         --      3,753,948

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. PURCHASES AND SALES OF SECURITIES (CONTINUED)
The following table denotes cost and gross unrealized appreciation/depreciation for Federal income tax purposes at June 30, 2002:

                                  FEDERAL     TAX BASIS     TAX BASIS
                                INCOME TAX    UNREALIZED    UNREALIZED   NET UNREALIZED
                                   COST      APPRECIATION  DEPRECIATION   DEPRECIATION
                                -----------  ------------  ------------  --------------
Emerging Growth Equity Fund...  $ 6,370,103    $344,230    $(1,263,099)   $  (918,869)
Aggressive Growth Fund........    2,393,880      88,689       (213,610)      (124,921)
Capital Appreciation Fund.....    2,902,527      41,456       (509,172)      (467,716)
Focused Equity Fund...........    7,053,816      60,553     (1,046,682)      (986,129)
Diversified Mid-Cap Fund......    4,553,612     296,147       (402,335)      (106,188)
Mid Cap Value Fund............    5,591,522     296,371       (323,446)       (27,075)
Growth Equity Fund............    9,632,587     465,285     (2,186,598)    (1,721,313)
Blue Chip Fund................    3,963,503      51,682       (534,495)      (482,813)
Disciplined Equity Fund.......   12,759,678     591,494     (2,448,197)    (1,856,703)
Value Equity Fund.............   11,835,394     767,151     (2,180,045)    (1,412,894)
Basic Value Fund..............    6,216,799     123,181       (638,058)      (514,877)
Balanced Fund.................   13,506,996     336,537     (2,474,231)    (2,137,694)

4. SHARES OF BENEFICIAL INTEREST

At June 30, 2002 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                   EMERGING GROWTH EQUITY FUND         AGGRESSIVE GROWTH FUND
                                ---------------------------------  -------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED  PERIOD ENDED
                                 JUNE 30, 2002     DECEMBER 31,     JUNE 30, 2002    DECEMBER 31,
                                  (UNAUDITED)          2001          (UNAUDITED)         2001
                                ----------------  ---------------  ----------------  -------------
Shares sold...................          85,099          120,997           106,514        270,457
Shares repurchased............         (37,053)         (90,685)          (56,958)           (14)
Distributions reinvested......              --              262                --             --
                                  ------------      -----------      ------------     ----------
Net increase..................          48,046           30,574            49,556        270,443
Fund shares:
    Beginning of period.......         912,069          881,495           270,443             --
                                  ------------      -----------      ------------     ----------
    End of period.............         960,115          912,069           319,999        270,443
                                  ============      ===========      ============     ==========

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                   CAPITAL APPRECIATION FUND            FOCUSED EQUITY FUND
                                -------------------------------  ---------------------------------
                                SIX MONTHS ENDED  PERIOD ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2002    DECEMBER 31,    JUNE 30, 2002     DECEMBER 31,
                                  (UNAUDITED)         2001         (UNAUDITED)          2001
                                ----------------  -------------  ----------------  ---------------
Shares sold...................          68,705        309,895            91,707          153,386
Shares repurchased............          (3,196)          (314)          (50,032)         (27,740)
Distributions reinvested......              --             --                --              526
                                  ------------     ----------      ------------      -----------
Net increase..................          65,509        309,581            41,675          126,172
Fund shares:
  Beginning of period.........         309,581             --           876,094          749,922
                                  ------------     ----------      ------------      -----------
  End of period...............         375,090        309,581           917,769          876,094
                                  ============     ==========      ============      ===========

                                   DIVERSIFIED MID-CAP FUND            MID CAP VALUE FUND
                                -------------------------------  -------------------------------
                                SIX MONTHS ENDED  PERIOD ENDED   SIX MONTHS ENDED  PERIOD ENDED
                                 JUNE 30, 2002    DECEMBER 31,    JUNE 30, 2002    DECEMBER 31,
                                  (UNAUDITED)         2001         (UNAUDITED)         2001
                                ----------------  -------------  ----------------  -------------
Shares sold...................         162,237        325,045           299,932        262,381
Shares repurchased............          (6,590)          (505)          (14,035)          (159)
Distributions reinvested......              --            212                --            909
                                  ------------     ----------      ------------     ----------
Net increase..................         155,647        324,752           285,897        263,131
Fund shares:
    Beginning of period.......         324,752             --           263,131             --
                                  ------------     ----------      ------------     ----------
    End of period.............         480,399        324,752           549,028        263,131
                                  ============     ==========      ============     ==========

                                       GROWTH EQUITY FUND                  BLUE CHIP FUND
                                ---------------------------------  -------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED  PERIOD ENDED
                                 JUNE 30, 2002     DECEMBER 31,     JUNE 30, 2002    DECEMBER 31,
                                  (UNAUDITED)          2001          (UNAUDITED)         2001
                                ----------------  ---------------  ----------------  -------------
Shares sold...................         215,025          194,089           179,445        274,764
Shares repurchased............         (90,512)         (40,723)             (900)        (2,889)
Distributions reinvested......              --               32                --             --
                                 -------------      -----------      ------------     ----------
Net increase..................         124,513          153,398           178,545        271,875
Fund shares:
    Beginning of period.......         947,032          793,634           271,875             --
                                 -------------      -----------      ------------     ----------
    End of period.............       1,071,545          947,032           450,420        271,875
                                 =============      ===========      ============     ==========

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                     DISCIPLINED EQUITY FUND               VALUE EQUITY FUND
                                ---------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2002     DECEMBER 31,     JUNE 30, 2002     DECEMBER 31,
                                  (UNAUDITED)          2001          (UNAUDITED)          2001
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................         180,773          159,731           245,778          262,578
Shares repurchased............         (18,933)         (39,321)          (13,883)         (62,906)
Distributions reinvested......              --            3,194                --           26,641
                                 -------------     ------------     -------------      -----------
Net increase..................         161,840          123,604           231,895          226,313
Fund shares:
    Beginning of period.......       1,352,398        1,228,794           969,797          743,484
                                 -------------     ------------     -------------      -----------
    End of period.............       1,514,238        1,352,398         1,201,692          969,797
                                 =============     ============     =============      ===========

                                       BASIC VALUE FUND                    BALANCED FUND
                                -------------------------------  ---------------------------------
                                SIX MONTHS ENDED  PERIOD ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2002    DECEMBER 31,    JUNE 30, 2002     DECEMBER 31,
                                  (UNAUDITED)         2001         (UNAUDITED)          2001
                                ----------------  -------------  ----------------  ---------------
Shares sold...................         405,393        295,563           406,535          278,080
Shares repurchased............          (5,706)          (541)          (40,906)         (27,275)
Distributions reinvested......              --             37                --           72,982
                                  ------------     ----------     -------------     ------------
Net increase..................         399,687        295,059           365,629          323,787
Fund shares:
    Beginning of period.......         295,059             --         1,069,403          745,616
                                  ------------     ----------     -------------     ------------
    End of period.............         694,746        295,059         1,435,032        1,069,403
                                  ============     ==========     =============     ============

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